SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


         Post-Effective Amendment No.     10      (File No. 33-57731)       [x]
                                       ---------

                                         and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.    11       (File No. 811-07247)                     [x]
                       ---------

                        (Check appropriate box or boxes)

                         APL VARIABLE ANNUITY ACCOUNT 1
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                           (Exact Name of Registrant)

                    American Partners Life Insurance Company
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                               (Name of Depositor)

1751 AXP Financial Center, Minneapolis, MN                                55474
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(Address of Depositor's Principal Executive Offices)                 (Zip Code)

Depositor's Telephone Number, including Area Code                (612) 671-3678
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      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
   [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
   [X] on April 30, 2004 pursuant  to  paragraph  (b) of Rule 485
   [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus


April 30, 2004


Privileged Assets(R) Select Annuity

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

Issued by:     American Partners Life Insurance Company (American Partners Life)
               1751 AXP Financial Center
               Minneapolis, MN 55474
               Telephone: (800) 633-4003
               APL Variable Annuity Account 1

This prospectus contains information that you should know before investing. Prospectuses are also available for:

o    American Express(R) Variable Portfolio Funds


o    AIM Variable Insurance Funds


o    American Century(R) Variable Portfolios, Inc.


o    Credit Suisse Trust

o    Janus Aspen Series: Institutional Shares


Please read the prospectuses carefully and keep them for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting American Partners Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

The contract may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

American Partners Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

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1   APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

Table of Contents


Key Terms                                                                   3

The Contract in Brief                                                       4

Expense Summary                                                             5

Condensed Financial Information (Unaudited)                                 8

Financial Statements                                                        9

The Variable Account and the Funds                                          9

The Fixed Account                                                          13

Buying Your Contract                                                       13

Charges                                                                    15

Valuing Your Investment                                                    16

Making the Most of Your Contract                                           17

Surrenders                                                                 19

Changing Ownership                                                         20

Benefits in Case of Death                                                  20

The Annuity Payout Period                                                  21

Taxes                                                                      22

Voting Rights                                                              24

Substitution of Investments                                                24

About the Service Providers                                                25

Table of Contents of the
   Statement of Additional Information                                     26


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2   APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.

American Partners Life: In this prospectus, "we," "us," "our" and "American Partners Life" refer to American Partners Life Insurance Company.

Annuitant: The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts: A fixed amount paid at regular intervals under one of several plans.

Annuity start date: The date when annuity payouts are scheduled to begin. This date is established when you start your contract. You can change it in the future.

Beneficiary: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.


Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).


Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract before we deduct any applicable charges.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Owner (you, your): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code), including rollovers from qualified plans

o Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered nonqualified annuities.

Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.


Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each subaccount invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

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3   APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

The Contract in Brief


Purpose: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less applicable premium tax) on a fixed basis.

It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a surrender charge when you exchange out of your old contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.

Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use the contract as a qualified annuity to fund a retirement plan that is tax deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But a qualified annuity has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.


Free look period: You may return your contract for a refund within ten days after you receive it. (If the law requires, we will extend your free look period; see your contract for details.) You must invest the portion of the purchase payment you allocate to the variable account in the AXP(R) Variable Portfolio - Cash Management Fund subaccount for the period we estimate or calculate your free look right to be in existence (generally 15 days after the contract date or 25 days if you are replacing an existing annuity).

If you choose not to keep your contract, return it to us within the free look period. We will cancel the contract and we promptly will refund the greater of
(1) your purchase payment without investment earnings, or (2) your contract value plus any amount we deducted from your payment prior to allocation to the variable account or the fixed account.

Accounts: Currently, you may allocate your purchase payments among any or all of:


o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 9)

o the fixed account, which earns interest at a rate that we adjust periodically. (p. 13)


Buying your contract: You can purchase a contract by submitting a complete application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. You must make an initial lump-sum purchase payment. You have the option of making additional purchase payments in the future.


Purchase payments:


Minimum allowable purchase payments:

   If paying by installments under a scheduled payment plan:

        $100 per month

        $50 biweekly

   If paying by any other method:

        $2,000 initial payment for nonqualified annuities

        $1,000 initial payment for qualified annuities

        $100 for any additional payments

   Installments must total at least $1,000 in the first year.

Maximum allowable purchase payments:

   For the first year:


        $1,000,000 for issue ages through 75

        $500,000 for issue ages 76 through 85


        $50,000 for issue ages 86 to 90

   For each subsequent year:

        $50,000

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4   APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin. You may establish automated transfers among the accounts. (p. 17)

Surrenders: You may surrender all or part of your contract value at any time before the annuity start date. You may also establish systematic surrenders. There is no surrender charge. Surrenders may be taxable (and include a 10% IRS penalty if made prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 19)

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 20)

Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary the greater of the contract value or total purchase payments made less partial surrenders. (p. 20)

Annuity payouts: You can apply your contract value to an annuity payout plan that begins on the annuity start date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet requirements of the tax-deferred retirement plan. Payouts will be made on a fixed basis. (p. 21)

Taxes: Generally, your contract grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 22)

Limitations on use of contract: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values. Under these circumstances we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority.

Expense Summary

The following tables describe the fees and expenses you will pay when buying, owning and making a withdrawal from the contract. The first table describes the fees and expenses you will pay at the time that you buy the contract or make a withdrawal from the contract. State premium taxes may also be deducted.


CONTRACT OWNER TRANSACTION EXPENSES

Surrender charge                                                           0%


The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

                                                                 Guaranteed: $50

                                                                    Current: $30

(We currently waive this charge when purchase payments less partial surrenders is at least $10,000.)

ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average daily subaccount value)

Mortality and expense risk fee                                             1%


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5   APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


The next two tables describe the operating expenses of the funds. The first table shows the minimum and maximum total operating expenses charged by the funds for the last fiscal year that you may pay periodically during the time that you own the contract. The second table shows the fees and expenses charged by each fund for the last fiscal year. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.


Minimum and maximum total annual operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                        Minimum                      Maximum
Total expenses before fee waivers and/or expense reimbursements                          .67%                         1.63%


Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                        Management       12b-1          Other
                                                                           fees          fees         expenses        Total
AXP(R) Variable Portfolio
      Capital Resource Fund                                               .64%           .13%           .08%         .85%(1)
      Cash Management Fund                                                .51            .13            .06          .70(1)
      Diversified Bond Fund                                               .60            .13            .08          .81(1)
      International Fund                                                  .84            .13            .09         1.06(1)
      Managed Fund                                                        .61            .13            .06          .80(1)
      Strategy Aggressive Fund                                            .61            .13            .09          .83(1)
AIM V.I.
      INVESCO VIF - Core Equity Fund, Series I Shares                     .75             --            .38         1.13(2),(3)
American Century(R) Variable Portfolios, Inc.
      VP Capital Appreciation, Class I                                   1.00             --             --         1.00(4)
      VP Value, Class I                                                   .95             --             --          .95(4)
Credit Suisse Trust
      Global Post-Venture Capital Portfolio                              1.25             --            .38         1.63(5)
Janus Aspen Series
      Growth Portfolio: Institutional Shares                              .65             --            .02          .67(6)
      Worldwide Growth Portfolio: Institutional Shares                    .65             --            .06          .71(6)


We or an affiliate may receive all or part of the 12b-1 fees charged by a fund at the rate disclosed in the table above, and in the fund's prospectus, for distribution services we or an affiliate provide. We may also receive compensation from an adviser, distributor or other affiliate of a fund for administrative services we or an affiliate provide. The rate of compensation we receive from a fund for these services may be based on fund assets attributable to the contract and to other variable insurance products that we and our affiliates issue. Depending on the amount of average daily net assets invested in the fund, the amounts paid may be significant.

(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2003.

(2) The Fund has adopted a new form of administrative services and transfer agency agreements which will be effective May 1, 2004. As a result "Other expenses" have been restated to reflect the changes in fees under the new agreements.

(3) The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.

(4) The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund assets increase.

(5) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time. The total expense ratios after the waiver and reimbursements would have been: Credit Suisse Trust Global Post-Venture Capital Portfolio (1.02%, 0%, .38% and 1.40%).

(6) Expenses for the Portfolios are based upon expenses for the fiscal year ended Dec. 31, 2003. All expenses are shown without the effect of any expense offset arrangements.


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6   APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

Examples

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges*, variable account annual expenses and fund fees and expenses.

These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.


Maximum Expenses. This example assumes the maximum fees and expenses of any of the funds for the last fiscal year. Although your actual costs may be higher or lower, based on this assumption, your costs would be:

                        1 year       3 years      5 years     10 years
                        $279.72      $857.79     $1,461.60    $3,091.43

Minimum Expenses. This example assumes the minimum fees and expenses of any of the funds for the last fiscal year. Although your actual costs may be higher or lower, based on this assumption, your costs would be:

                        1 year       3 years      5 years     10 years
                        $181.32      $561.49      $966.27     $2,096.63

* In these examples the $30 contract administrative charge is approximated as a .099% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to the contract by the total average net assets that are attributable to the contract.


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7   APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

Condensed Financial Information

(Unaudited)


The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses.

Variable account charges of 1.00% of the daily net assets of the variable account.

Year ended Dec. 31,                                       2003    2002   2001    2000    1999   1998    1997    1996   1995

Subaccount CCR (Investing in shares of AXP(R) Variable
Portfolio - Capital Resource Fund) (11/10/1995)
Accumulation unit value at beginning of period           $1.05   $1.36  $1.67   $2.05   $1.67  $1.36   $1.11   $1.03  $1.00
Accumulation unit value at end of period                 $1.34   $1.05  $1.36   $1.67   $2.05  $1.67   $1.36   $1.11  $1.03
Number of accumulation units outstanding
at end of period (000 omitted)                             711     742    797     957     911    738     421     197     --

Subaccount CMS (Investing in shares of AXP(R) Variable
Portfolio - Cash Management Fund*) (11/10/1995)
Accumulation unit value at beginning of period           $1.26   $1.26  $1.23   $1.17   $1.13  $1.09   $1.04   $1.00  $1.00
Accumulation unit value at end of period                 $1.26   $1.26  $1.26   $1.23   $1.17  $1.13   $1.09   $1.04  $1.00
Number of accumulation units outstanding
at end of period (000 omitted)                             213   1,046  1,042   1,012     949    977     151     501      2

*    The 7-day  simple and  compound  yields for AXP  Variable  Portfolio - Cash
     Management Fund as of Dec. 31, 2003 were (0.66%) and (0.66%), respectively.

Subaccount CSI (Investing in shares of AXP(R) Variable
Portfolio - Diversified Bond Fund) (11/10/1995)
Accumulation unit value at beginning of period           $1.38   $1.32  $1.24   $1.18   $1.18  $1.17   $1.09   $1.02  $1.00
Accumulation unit value at end of period                 $1.42   $1.38  $1.32   $1.24   $1.18  $1.18   $1.17   $1.09  $1.02
Number of accumulation units outstanding
at end of period (000 omitted)                             653     659    746     330     340    339     206      63     --

Subaccount CIE (Investing in shares of AXP(R) Variable
Portfolio - International Fund) (11/10/1995)
Accumulation unit value at beginning of period           $0.81   $1.00  $1.41   $1.90   $1.32  $1.15   $1.13   $1.04  $1.00
Accumulation unit value at end of period                 $1.02   $0.81  $1.00   $1.41   $1.90  $1.32   $1.15   $1.13  $1.04
Number of accumulation units outstanding
at end of period (000 omitted)                             278     280    292     450     203    178     153      75     --

Subaccount CMG (Investing in shares of AXP(R) Variable
Portfolio - Managed Fund) (11/10/1995)
Accumulation unit value at beginning of period           $1.35   $1.57  $1.77   $1.83   $1.61  $1.40   $1.19   $1.02  $1.00
Accumulation unit value at end of period                 $1.61   $1.35  $1.57   $1.77   $1.83  $1.61   $1.40   $1.19  $1.02
Number of accumulation units outstanding
at end of period (000 omitted)                             560     577    701     870     753    745     584      98     --

Subaccount CAG (Investing in shares of AXP(R) Variable
Portfolio - Strategy Aggressive Fund) (11/10/1995)
Accumulation unit value at beginning of period           $0.79   $1.17  $1.76   $2.20   $1.30  $1.28   $1.15   $0.99  $1.00
Accumulation unit value at end of period                 $1.01   $0.79  $1.17   $1.76   $2.20  $1.30   $1.28   $1.15  $0.99
Number of accumulation units outstanding
at end of period (000 omitted)                           1,005   1,072  1,149   1,352   1,005    694     452     269     --

Subaccount CGR (Investing in shares of American
Century(R) VP Capital Appreciation, Class I) (1/29/1996)
Accumulation unit value at beginning of period           $0.88   $1.12  $1.58   $1.46   $0.90  $0.93   $0.97   $1.00     --
Accumulation unit value at end of period                 $1.05   $0.88  $1.12   $1.58   $1.46  $0.90   $0.93   $0.97     --
Number of accumulation units outstanding
at end of period (000 omitted)                             526     591    685     874     397    303     256     156     --

Subaccount CVL (Investing in shares of American Century(R)
VP Value, Class I) (9/4/1996)
Accumulation unit value at beginning of period           $1.61   $1.86  $1.66   $1.42   $1.45  $1.40   $1.12   $1.00     --
Accumulation unit value at end of period                 $2.05   $1.61  $1.86   $1.66   $1.42  $1.45   $1.40   $1.12     --
Number of accumulation units outstanding
at end of period (000 omitted)                             887     881    646     335     316    410     224       9     --

Subaccount CVC (Investing in shares of Credit Suisse
Trust - Global Post-Venture Capital Portfolio)
(9/30/1996)
Accumulation unit value at beginning of period           $0.69   $1.06  $1.50   $1.87   $1.15  $1.09   $0.98   $1.00     --
Accumulation unit value at end of period                 $1.01   $0.69  $1.06   $1.50   $1.87  $1.15   $1.09   $0.98     --
Number of accumulation units outstanding
at end of period (000 omitted)                             538     497    548     811     270    290     231      42     --

Subaccount CII (Investing in shares of INVESCO VIF -
Core Equity Fund, Series I Shares) (11/13/1995)
Accumulation unit value at beginning of period           $1.57   $1.96  $2.18   $2.09   $1.84  $1.61   $1.28   $1.05  $1.00
Accumulation unit value at end of period                 $1.91   $1.57  $1.96   $2.18   $2.09  $1.84   $1.61   $1.28  $1.05
Number of accumulation units outstanding
at end of period (000 omitted)                             717     749    960   1,084   1,188  1,205     791     131     --


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8   APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,                                       2003    2002   2001    2000    1999   1998    1997    1996   1995

Subaccount CSG (Investing in shares of Janus Aspen
Series Growth Portfolio: Institutional Shares)
(9/4/1996)
Accumulation unit value at beginning of period           $1.14   $1.57  $2.11   $2.49   $1.75  $1.30   $1.07   $1.00     --
Accumulation unit value at end of period                 $1.49   $1.14  $1.57   $2.11   $2.49  $1.75   $1.30   $1.07     --
Number of accumulation units outstanding
at end of period (000 omitted)                           2,434   2,762  3,184   3,824   3,232  1,631   1,020      45     --

Subaccount CWG (Investing in shares of Janus Aspen
Series Worldwide Growth Portfolio: Institutional
Shares) (1/29/1996)
Accumulation unit value at beginning of period           $1.50   $2.03  $2.65   $3.17   $1.95  $1.53   $1.26   $1.00     --
Accumulation unit value at end of period                 $1.84   $1.50  $2.03   $2.65   $3.17  $1.95   $1.53   $1.26     --
Number of accumulation units outstanding
at end of period (000 omitted)                           2,011   2,341  2,765   3,621   2,725  2,190   1,908     295     --

Financial Statements


You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.


The Variable Account and the Funds

The Variable account: The variable account was established under Arizona law on Feb. 9, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Partners Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The Funds: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). In doing so, we may consider various objective and subjective factors. These factors include financial and distribution considerations that benefit us and/or our affiliates and the selling firms who distribute this contract.

Purchase payments and contract values invested in the AXP(R) Variable Portfolio Funds generally are more profitable for us and our affiliates. We or one of our affiliates may receive compensation from the funds including, but not limited to, 12b-1 fees (see "Expense Summary -- Annual Operating Expenses of the Funds").


--------------------------------------------------------------------------------
9   APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


--------------------------------------------------------------------------------
10   APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:

-------------------------------------- ------------------------------------------- -------------------------------------------
Fund Name                              Investment Objectives and Policies          Investment Adviser
-------------------------------------- ------------------------------------------- -------------------------------------------
AXP(R) Variable Portfolio - Capital    Capital appreciation. Invests primarily     American Express Financial Corporation
Resource Fund                          in U.S. common stocks of companies with     (AEFC)
                                       market capitalization of at least $5
                                       billion.
-------------------------------------- ------------------------------------------- -------------------------------------------
AXP(R) Variable Portfolio -            Maximum current income consistent with      AEFC
Cash Management Fund                   liquidity and stability of principal.
                                       Invests primarily in money market
                                       instruments, such as marketable debt
                                       obligations issued by the U.S. government
                                       or its agencies, bank certificates of
                                       deposit, bankers' acceptances, letters of
                                       credit, and commercial paper, including
                                       asset-backed commercial paper.
-------------------------------------- ------------------------------------------- -------------------------------------------
AXP(R) Variable Portfolio -            High level of current income while          AEFC
Diversified Bond Fund                  attempting to conserve the value of
                                       the investment and continuing a
                                       high level of income for the
                                       longest period of time. Under
                                       normal market conditions, the Fund
                                       invests at least 80% of its net
                                       assets in bonds and other debt
                                       obligations.
-------------------------------------- ------------------------------------------- -------------------------------------------
AXP(R) Variable Portfolio -            Capital appreciation. Invests               AEFC, adviser; American Express
International Fund                     primarily in equity securities of           Asset Management International,
                                       foreign issuers that offer strong           Inc., a wholly-owned subsidiary of
                                       growth potential.                           AEFC, subadviser.
-------------------------------------- ------------------------------------------- -------------------------------------------
AXP(R) Variable Portfolio -            Maximum total investment return             AEFC
Managed Fund                           through a combination of capital
                                       growth and current income. Invests
                                       primarily in a combination of
                                       common and preferred stocks, bonds
                                       and other debt securities.
-------------------------------------- ------------------------------------------- -------------------------------------------
AXP(R) Variable Portfolio -            Capital appreciation. Under normal          AEFC
Strategy Aggressive Fund               market conditions, at least 65% of
                                       the Fund's total assets are
                                       invested in  equity securities.
-------------------------------------- ------------------------------------------- -------------------------------------------
American Century(R)  VP                Capital growth. Invests primarily           American Century Investment
Capital Appreciation, Class I          in common stocks that are                   Management, Inc.
                                       considered by management to have
                                       better-than-average prospects for
                                       appreciation.
-------------------------------------- ------------------------------------------- -------------------------------------------
American Century(R)  VP Value,         Long-term capital growth, with              American Century Investment
Class I                                income as a secondary objective.            Management, Inc.
                                       Invests primarily in stocks of
                                       companies that management believes
                                       to be undervalued at the time  of
                                       purchase.
-------------------------------------- ------------------------------------------- -------------------------------------------


--------------------------------------------------------------------------------
11   APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

-------------------------------------- ------------------------------------------- -------------------------------------------
Fund Name                              Investment Objectives and Policies          Investment Adviser
-------------------------------------- ------------------------------------------- -------------------------------------------
Credit Suisse Trust - Global           Long-term growth of capital.                Credit Suisse Asset Management,
Post-Venture Capital Portfolio         Invests primarily in equity                 LLC, investment adviser; Credit
                                       securities of U.S. and foreign              Suisse Asset Management Limited
                                       companies considered to be in their         ("CSAM London," "CSAM Tokyo," and
                                       post-venture capital stage of               "CSAM Sydney," respectively),
                                       development.                                Abbott Capital Management LLC,
                                                                                   sub-investment advisers.
-------------------------------------- ------------------------------------------- -------------------------------------------
INVESCO V.I.F. -  Core Equity          High total return through both              A I M Advisors, Inc., advisor;
Fund,  Series I Shares                 growth and current income. The              INVESCO Institutional (N.A.), Inc.
                                       Portfolio normally invests at least         subadvisor.
                                       80% of its assets in common and
                                       preferred stocks. At least 50% of
                                       common and preferred stocks which
                                       the Portfolio holds will be
                                       dividend paying. Stocks selected
                                       for the Fund generally are expected
                                       to produce income and consistent,
                                       stable returns. Although the
                                       Portfolio focuses on the stocks of
                                       larger companies with a history of
                                       paying dividends, it also may
                                       invest in companies that have not
                                       paid regular dividends. The
                                       Portfolio's equity investments are
                                       limited to equity securities that
                                       can be traded easily in the United
                                       States. It may however, invest in
                                       foreign securities in the form of
                                       American Depository Receipts
                                       ("ADRs"). The Fund will normally
                                       invest up to 5% of its assets in
                                       debt securities, generally U.S.
                                       government and corporate bonds that
                                       are rated investment grade at the
                                       time of purchase.
-------------------------------------- ------------------------------------------- -------------------------------------------
Janus Aspen Series  Growth             Long-term growth of capital in a            Janus Capital
Portfolio: Institutional Shares        manner consistent with the
                                       preservation of capital. Invests
                                       primarily in common stocks selected
                                       for their growth potential.
-------------------------------------- ------------------------------------------- -------------------------------------------
Janus Aspen Series Worldwide           Long-term growth of capital in a            Janus Capital
Growth Portfolio:                      manner consistent with the
Institutional Shares                   preservation of capital. Invests
                                       primarily in common stocks of
                                       companies of any size located
                                       throughout the world.  The
                                       Portfolio normally invests in
                                       issuers from at least  five
                                       different countries, including the
                                       United States. The Portfolio under
                                       unusual circumstances invests in
                                       fewer than five countries or even a
                                       single country.
-------------------------------------- ------------------------------------------- -------------------------------------------


--------------------------------------------------------------------------------
12   APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

The Fixed Account


You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. The interest rate we apply to each purchase payment and transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

Buying Your Contract

Our representative can help you prepare and submit your application. Alternatively, you may ask us for the forms and prepare them yourself. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy.

When you apply, you may select:

o the fixed account and/or subaccounts in which you want to invest;

o    how you want to make purchase payments;

o the date you want to start receiving annuity payouts (the annuity start date); and

o    a beneficiary.


If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our home office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


THE ANNUITY START DATE

Annuity payouts are to begin on the annuity start date. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities, the annuity start date must be:

o no earlier than the 30th day after the contract's effective date; and

o no later than the annuitant's 85th birthday or before the tenth contract anniversary, if purchased after age 75. (In Pennsylvania, the annuity start date must be no later than the annuitant's 85th birthday.)


For qualified annuities, to comply with IRS regulations, the annuity start date generally must be:

o by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2.

If you satisfy your required minimum distributions by some other IRS approved method, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. (In Pennsylvania, annuity payouts must start no later than the annuitant's 85th birthday.)


BENEFICIARY

If death benefits become payable before the annuity start date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

--------------------------------------------------------------------------------
13   APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

PURCHASE PAYMENTS

Minimum allowable purchase payments(1)

   If paying by installments under a scheduled payment plan:

      $100 per month

      $50 biweekly

   If paying by any other method:

      $2,000 initial payment for nonqualified annuities

      $1,000 initial payment for qualified annuities

      $100 for any additional payments

   Installments must total at least $1,000 in the first year.

  (1) If you do not make any purchase payments for the most recent 24 months, and your previous payments total $1,000 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.

Maximum allowable purchase payments(2) (for the first year, this is based on your age or the age of the annuitant (whoever is older) on the effective date of the contract):

   For the first year:


      $1,000,000 through age 75

      $500,000 for ages 76 through 85


      $50,000 for ages 86 to 90

   For each subsequent year:

      $50,000

(2) These limits apply in total to all American Partners Life annuities you own. We reserve the right to increase maximum limits or reduce age limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

1 By letter

Send your check along with your name and contract number to:

American Partners Life Insurance Company
1751 AXP Financial Center
Minneapolis, MN 55474

2 By scheduled payment plan

Through:

o    a bank authorization.


3 Other method acceptable to us



--------------------------------------------------------------------------------
14   APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

Charges

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge for any contract year where:

o the total purchase payments (less partial surrenders) on the current contract anniversary is $10,000 or more, or

o    a death benefit is payable, or

o    you surrender the contract in full.

This charge does not apply after annuity payouts begin.

We reserve the right to increase the annual contract administrative charge in the future, but we guarantee that it will never exceed $50 per year. Also, we reserve the right to impose the charge on all contracts, including those with purchase payments equal to or greater than $10,000.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1% of their average daily net assets on an annual basis. This fee covers the mortality risk and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because the contract administrative charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses.


OTHER INFORMATION ON CHARGES


There is no surrender charge if you take a total or a partial surrender from your contract.

In some cases, we may incur lower sales and administrative expenses. In those cases, we may, at our discretion, reduce or eliminate the contract administrative charge. However, we expect this to occur infrequently.

--------------------------------------------------------------------------------
15   APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

Valuing Your Investment

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your purchase payments and transfer amounts allocated to the fixed account;

o    plus interest credited;

o minus the sum of amounts surrendered and amounts transferred out; and

o minus any prorated portion of the contract administrative charge.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that account. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount or we assess a contract administrative charge.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o    additional purchase payments you allocate to the subaccounts;

o    transfers into or out of the subaccounts;

o    partial surrenders; and/or


o deduction of a prorated portion of the contract administrative charge.


Accumulation unit values will fluctuate due to:

o    changes in funds' net asset value;

o    dividends distributed to the subaccounts;

o    capital gains or losses of funds;

o    mutual fund operating expenses; and/or

o    mortality and expense risk fees.

--------------------------------------------------------------------------------
16   APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

Making the Most of Your Contract

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

How dollar-cost averaging works
                                                                                                                Number
By investing an equal number                                     Amount                Accumulation            of units
of dollars each month ...                   Month               invested                unit value             purchased
                                            Jan                    $100                    $20                    5.00
                                            Feb                     100                     18                    5.56
you automatically buy                       Mar                     100                     17                    5.88
more units when the                         Apr                     100                     15                    6.67
per unit market price is low...             May                     100                     16                    6.25
                                            Jun                     100                     18                    5.56
                                            Jul                     100                     17                    5.88
and fewer units                             Aug                     100                     19                    5.26
when the per unit                           Sept                    100                     21                    4.76
market price is high.                       Oct                     100                     20                    5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.


Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact our office.

TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. We will value your transfer at the next accumulation unit value calculated after we receive your request. If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments.


We may suspend or modify transfer privileges at any time.


We seek to prevent market timing. Do not invest in the contract if you are a market timer. Market timing is a practice of transferring assets among subaccounts in an effort to take advantage of short-term market movements or price fluctuations. Market timing can impact the performance of the funds and harm contract owners.

Because we try to distinguish market timing from transfers we believe are not harmful to the funds or contract owners, such as dollar cost averaging, there is no set number of transfers you can make without being identified as a market timer. Accounts under common control, including multiple contracts or contracts you may own, may be counted together for these purposes.


--------------------------------------------------------------------------------
17   APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law. These restrictions or modifications may include, but not be limited to:

o    requiring transfer requests to be submitted only by first-class
     U.S. mail;

o not accepting hand-delivered transfer requests or requests made by overnight mail;

o    not accepting telephone or electronic transfer requests;

o    requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney;

o limiting the dollar amount that you may transfer at any one time; or

o    suspending the transfer privilege.

Subject to state law and the terms of each contract, we intend to apply the policy described above to all contract owners. We will notify you in writing of our decision to impose any modification, restriction or suspension of your transfers.

In addition, each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing. You should read the prospectuses for the funds for more details.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because the variable account may invest in the funds on an omnibus basis, the funds may not be able to detect and deter market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to restrict may impact the performance of the funds and harm contract owners.


Transfer policies

o Before annuity payouts begin, you may transfer contract values at any time between the subaccounts, from the subaccounts to the fixed account or from the fixed account to the subaccounts.

o    The amount transferred to any one account must be at least $100.


HOW TO REQUEST A TRANSFER OR SURRENDER

1 By letter

Send your name, contract number, Social Security Number or Taxpayer Identification Number (TIN)* and signed request for a transfer or surrender to:


American Partners Life Insurance Company
1751 AXP Financial Center
Minneapolis, MN 55474

Minimum amount
Transfers or surrenders:   $100 or entire account balance

Maximum amount
Transfers or surrenders:   Contract value or entire account balance


* Failure to provide TIN may result in mandatory tax withholding on the taxable portion of the distribution.


2 By automated transfers and automated partial surrenders

You can set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated surrenders may be restricted by applicable law under some contracts.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

o The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

Minimum amount
Transfers or surrenders:   $100

--------------------------------------------------------------------------------
18   APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

3 By phone

Call between 8 a.m. and 6 p.m. Central time:
(800) 633-4003

TTY service for the hearing impaired:
(800) 710-5260

Minimum amount
Transfers or surrenders:   $100 or entire account balance

Maximum amount
Transfers:                 Contract value or entire account balance


Surrenders:                $5,000


We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.


We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.


Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

Surrenders


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin.


SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

RECEIVING PAYMENT

By regular or express mail:

o    payable to you.

o    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the surrender amount includes a purchase payment check that has not cleared;

     -- the NYSE is closed, except for normal holiday and weekend closings;

     --  trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

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19   APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Benefits in Case of Death

If you or the annuitant die before annuity payouts begin while the contract is in force, we will pay the beneficiary the greater of:

o    contract value; or

o    purchase payments minus partial surrenders.


If you die before your retirement date: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


Nonqualified annuities: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.


If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:


o the beneficiary asks us in writing within 60 days after we receive proof of death; and

o payouts begin no later than one year after your death, or other date as permitted by the Code; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

Qualified annuities

o Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


o Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:


     o the beneficiary asks us in writing within 60 days after we receive proof of death; and

     o   payouts begin no later than one year following the year of your death;
         and

     o the payout period does not extend beyond the beneficiary's life or life expectancy.

o Annuity payout plan: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

--------------------------------------------------------------------------------
20   APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the annuity start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements.

The amount available to purchase payouts under the plan you select is the contract value (less any applicable premium tax) on your annuity start date. We will make annuity payouts on a fixed basis.

Amounts of payouts depend on:

o    the annuity payout plan you select;

o    the annuitant's age and, in most cases, sex; and

o    the annuity table in the contract.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o Plan A -- Life annuity -- no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

o Plan B -- Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the annuity start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o Plan C -- Life annuity -- installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D -- Joint and last survivor life annuity -- no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o Plan E -- Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")


Annuity payout plan requirements for qualified annuities: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan that complies with your contract and with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:


o in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

o in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

o over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.


If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.


If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum.

Death after annuity payouts begin: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

--------------------------------------------------------------------------------
21   APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

Taxes

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.

NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

Annuity payouts: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Surrenders: If you surrender part or all of your nonqualified contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

Withholding (including IRAs and SEPs): If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or TIN, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or TIN, you can elect not to have this withholding occur.

The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.

Death benefits to beneficiaries: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Payments made upon the death of the annuitant may be subject to the 10% penalty.

Annuities owned by corporations, partnerships or trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

Penalties: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o    because of your death;

o    because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o    if it is allocable to an investment before Aug. 14, 1982.


--------------------------------------------------------------------------------
22   APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

Transfer of ownership: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.

Collateral assignment: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral.

Annuity payouts: Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA.

Surrenders: Under a qualified annuity, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA.

Penalties: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o    because of your death,

o    because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o    to pay certain medical or education expenses (IRAs only).

Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary.

Collateral assignment: You may not collaterally assign or pledge your qualified annuity.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


--------------------------------------------------------------------------------
23   APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

American Partners Life's tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights


As an owner with investments in the subaccounts, you may vote on important fund policies. We will vote fund shares according to your instructions.

The number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

We calculate votes separately for each subaccount. We will send notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

o    laws or regulations change,

o    the existing funds become unavailable, or

o in our judgment, the funds no longer are suitable for the subaccounts.


If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.


We may also:

o    change the funds in which the subaccounts invest, and

o    make additional subaccounts investing in additional funds.


We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the AXP(R) Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution of any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.


--------------------------------------------------------------------------------
24   APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

About the Service Providers

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter and distributes the contracts. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of AEFC which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.


The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services.


ISSUER

American Partners Life issues the contracts. American Partners Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Partners Life is a stock life insurance company organized in 1988 under the laws of the State of Arizona. Our offices are located at 1751 AXP Financial Center, Minneapolis, MN 55474. Our statutory address is 3225 North Central Avenue, Phoenix, AZ 85012. American Partners Life conducts a conventional life insurance business.

LEGAL PROCEEDINGS


The SEC, the National Association of Securities Dealers, Inc. and several state attorneys general have brought proceedings challenging several mutual fund and variable product financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements, and inappropriate sales. We have received requests for information and have been contacted by regulatory authorities concerning our practices and are cooperating fully with these inquiries.

We and our affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of our respective business activities. We believe we have meritorious defenses to each of these actions and intend to defend them vigorously. We believe that we are not a party to, nor are any of our properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on our consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.


--------------------------------------------------------------------------------
25   APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

Table of Contents of the Statement of Additional Information


Calculating Annuity Payouts                                                p. 3

Rating Agencies                                                            p. 3

Principal Underwriter                                                      p. 3

Independent Auditors                                                       p. 3

Financial Statements


--------------------------------------------------------------------------------
26   APL PRIVILEGED ASSETS(R) SELECT ANNUITY -- PROSPECTUS

--------------------------------------------------------------------------------
(logo)
AMERICAN
 EXPRESS
(R)
--------------------------------------------------------------------------------

American Partners Life Insurance Company
1751 AXP Financial Center
Minneapolis, MN 55474
(800) 633-4003

30325 L (4/04)

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR

                       PRIVILEGED ASSETS(R) SELECT ANNUITY

                         APL VARIABLE ANNUITY ACCOUNT 1


                                 APRIL 30, 2004


APL Variable Annuity Account 1 is a separate account established and maintained by American Partners Life Insurance Company (American Partners Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below.

American Partners Life Insurance Company
1751 AXP Financial Center
Minneapolis, MN 55474
(800) 633-4003

TABLE OF CONTENTS


Calculating Annuity Payouts                                                p.  3
Rating Agencies                                                            p.  3
Principal Underwriter                                                      p.  3
Independent Auditors                                                       p.  3


Financial Statements

                         APL VARIABLE ANNUITY ACCOUNT 1

CALCULATING ANNUITY PAYOUTS


We guarantee the fixed annuity payout amounts. Once calculated, the payout will remain the same and never change. To calculate annuity payouts we:

- take the total value of the fixed account and the subaccounts at the annuity start date or the date selected to begin receiving annuity payouts; then

- using an annuity table we apply the value according to the annuity payout plan selected.

The annuity payout table we use will be the one in effect at the time chosen to begin annuity payouts. The table will be equal to or greater than the table in the contract.

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.


For detailed information on the agency ratings given to us, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                                 www.ambest.com
Fitch                                               www.fitchratings.com

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Our sales representatives are licensed insurance and annuity agents and are registered with the NASD as our representatives. AEFA is an affiliate of ours. Both AEFA and American Partners Life are ultimately controlled by American Express Company. The principal business address of AEFA is 70100 AXP Financial Center, Minneapolis, MN 55474. American Partners Life does not pay AEFA any underwriting commissions for its role as principal underwriter of the contract.


INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP, 220 South Sixth Street, Suite 1400, Minneapolis, MN 55402, independent auditors, as stated in their report appearing herein.

                         APL VARIABLE ANNUITY ACCOUNT 1

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN PARTNERS LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the 12 segregated asset subaccounts of APL Variable Annuity Account 1, referred to in Note 1, as of December 31, 2003, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Partners Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 12 segregated asset subaccounts of APL Variable Annuity Account 1, referred to in Note 1, at December 31, 2003, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.



                                                      /s/ Ernst & Young LLP

Minneapolis, Minnesota
March 19, 2004

                         APL VARIABLE ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
DECEMBER 31, 2003                                              CCR             CMS            CSI            CIE           CMG
ASSETS
Investments in shares of mutual funds and portfolios:
   at cost                                                 $  1,312,865   $    267,535   $    920,881   $    249,174  $  1,084,698
                                                           -----------------------------------------------------------------------
   at market value                                         $    953,243   $    267,535   $    927,958   $    284,063  $    900,986
Dividends receivable                                                 --             95          2,957             --            --
Accounts receivable from American Partners Life
  for contract purchase payments                                     30             --             --             --            28
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    953,273        267,630        930,915        284,063       901,014
==================================================================================================================================
LIABILITIES
Payable to American Partners Life
  for mortality and expense risk fee                                860            212            839            264           812
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   860            212            839            264           812
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period  $    952,413   $    267,418   $    930,076   $    283,799  $    900,202
==================================================================================================================================
Accumulation units outstanding                                  711,432        212,602        652,945        277,643       559,955
==================================================================================================================================
Net asset value per accumulation unit                      $       1.34   $       1.26   $       1.42   $       1.02  $       1.61
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                   CAG            CGR            CVL            CVC          CII
ASSETS
Investments in shares of mutual funds and portfolios:
   at cost                                                 $  1,023,161   $    814,623   $  1,584,214   $    817,637  $  1,386,987
                                                           -----------------------------------------------------------------------
   at market value                                         $  1,011,055   $    549,783   $  1,819,083   $    542,682  $  1,365,179
Dividends receivable                                                 --             --             --             --            --
Accounts receivable from American Partners Life
  for contract purchase payments                                     60             --            278             25            28
Receivable from mutual funds and portfolios
  for share redemptions                                              --            511          1,660            496         1,247
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,011,115        550,294      1,821,021        543,203     1,366,454
==================================================================================================================================
LIABILITIES
Payable to American Partners Life
  for mortality and expense risk fee                                914            511          1,660            496         1,247
Payable to mutual funds and portfolios
  for investments purchased                                          --             --            278             25            28
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   914            511          1,938            521         1,275
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period  $  1,010,201   $    549,783   $  1,819,083   $    542,682  $  1,365,179
==================================================================================================================================
Accumulation units outstanding                                1,005,134        525,666        886,932        537,544       716,551
==================================================================================================================================
Net asset value per accumulation unit                      $       1.01   $       1.05   $       2.05   $       1.01  $       1.91
==================================================================================================================================

                                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                                                    -----------------------------
DECEMBER 31, 2003 (CONTINUED)                                                                              CSG           CWG
ASSETS
Investments in shares of mutual funds and portfolios:
   at cost                                                                                          $      4,598,933  $   4,912,113
                                                                                                    -------------------------------
   at market value                                                                                  $      3,625,448  $   3,700,560
Dividends receivable                                                                                              --             --
Accounts receivable from American Partners Life
  for contract purchase payments                                                                                 123             98
Receivable from mutual funds and portfolios
  for share redemptions                                                                                        3,313          3,391
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                               3,628,884      3,704,049
===================================================================================================================================
LIABILITIES
Payable to American Partners Life
  for mortality and expense risk fee                                                                           3,313          3,391
Payable to mutual funds and portfolios
  for investments purchased                                                                                      123             98
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                              3,436          3,489
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                                           $      3,625,448  $   3,700,560
===================================================================================================================================
Accumulation units outstanding                                                                             2,434,452      2,011,103
===================================================================================================================================
Net asset value per accumulation unit                                                               $           1.49  $        1.84
===================================================================================================================================

See accompanying notes to financial statements.

                         APL VARIABLE ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003                                    CCR            CMS            CSI            CIE           CMG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      5,312   $      4,211   $     35,107   $      6,545  $     17,726
Variable account expenses                                         8,583          8,078          9,810          5,596         7,911
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (3,271)        (3,867)        25,297            949         9,815
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
   Proceeds from sales                                          134,024     45,968,336        309,684     43,584,916       125,384
   Cost of investments sold                                     209,670     45,968,336        308,471     43,275,624       175,593
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (75,646)            --          1,213        309,292       (50,209)
Net change in unrealized appreciation or
  depreciation of investments                                   291,253             --          4,668         32,183       179,767
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  215,607             --          5,881        341,475       129,558
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    212,336   $     (3,867)  $     31,178   $    342,424  $    139,373
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        CAG            CGR            CVL            CVC           CII
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $         --   $     15,798   $         --  $     14,496
Variable account expenses                                         9,394          5,396         14,911          4,224        12,594
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (9,394)        (5,396)           887         (4,224)        1,902
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
   Proceeds from sales                                          189,232        167,117        394,886         69,162       187,099
   Cost of investments sold                                     213,708        281,778        414,232        133,086       209,973
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (24,476)      (114,661)       (19,346)       (63,924)      (22,874)
Net change in unrealized appreciation or
  depreciation of investments                                   259,719        216,643        389,070        227,758       266,309
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  235,243        101,982        369,724        163,834       243,435
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    225,849   $     96,586   $    370,611   $    159,610  $    245,337
==================================================================================================================================

                                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                                                    -------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                                                                  CSG             CWG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                                                    $          2,980  $      38,542
Variable account expenses                                                                                     34,191         34,811
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                              (31,211)         3,731
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
   Proceeds from sales                                                                                       738,357        730,376
   Cost of investments sold                                                                                1,072,722      1,118,838
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                                            (334,365)      (388,462)
Net change in unrealized appreciation or
  depreciation of investments                                                                              1,270,422      1,107,215
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                               936,057        718,753
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                         $        904,846  $     722,484
===================================================================================================================================

See accompanying notes to financial statements.

                         APL VARIABLE ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003                                    CCR            CMS           CSI             CIE          CMG
OPERATIONS
Investment income (loss)-- net                             $     (3,271)  $     (3,867)  $     25,297   $        949  $      9,815
Net realized gain (loss) on sales of investments                (75,646)            --          1,213        309,292       (50,209)
Net change in unrealized appreciation
  or depreciation of investments                                291,253             --          4,668         32,183       179,767
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     212,336         (3,867)        31,178        342,424       139,373
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       25,286         68,406         81,178          8,772        23,627
Net transfers(1)                                                 21,506        116,526         32,356       (262,267)       28,148
Contract charges                                                   (798)          (320)          (711)          (235)         (540)
Contract terminations:
   Surrender benefits                                           (82,188)    (1,234,882)      (120,717)       (30,174)      (69,654)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (36,194)    (1,050,270)        (7,894)      (283,904)      (18,419)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 776,271      1,321,555        906,792        225,279       779,248
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    952,413   $    267,418   $    930,076   $    283,799  $    900,202
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          741,822      1,046,136        658,528        279,517       577,111
Contract purchase payments                                       21,803         54,362         57,770         10,388        16,303
Net transfers(1)                                                 16,057         93,085         23,122         20,551        16,590
Transfers for policy loans
Contract charges                                                   (700)          (254)          (508)          (291)         (387)
Contract terminations:
   Surrender benefits                                           (67,550)      (980,727)       (85,967)       (32,522)      (49,662)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                711,432        212,602        652,945        277,643       559,955
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        CAG           CGR             CVL            CVC           CII
OPERATIONS
Investment income (loss) -- net                            $     (9,394)  $     (5,396)  $        887   $     (4,224) $      1,902
Net realized gain (loss) on sales of investments                (24,476)      (114,661)       (19,346)       (63,924)      (22,874)
Net change in unrealized appreciation or
  depreciation of investments                                   259,719        216,643        389,070        227,758       266,309
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     225,849         96,586        370,611        159,610       245,337
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       58,200         28,863        106,645         29,977        37,699
Net transfers(1)                                                 (5,633)        (3,291)        96,922         62,370        21,984
Contract charges                                                   (883)          (456)        (1,026)          (501)       (1,257)
Contract terminations:
   Surrender benefits                                          (112,609)       (90,626)      (170,060)       (52,065)     (114,501)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (60,925)       (65,510)        32,481         39,781       (56,075)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 845,277        518,707      1,415,991        343,291     1,175,917
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,010,201   $    549,783   $  1,819,083   $    542,682  $  1,365,179
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,072,483        591,495        880,722        497,060       749,105
Contract purchase payments                                       65,953         31,301         60,914         36,601        22,439
Net transfers(1)                                                 (9,412)        (2,990)        42,094         63,892        11,479
Transfers for policy loans
Contract charges                                                 (1,058)          (495)          (609)          (657)         (757)
Contract terminations:
   Surrender benefits                                          (122,832)       (93,645)       (96,189)       (59,352)      (65,715)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,005,134        525,666        886,932        537,544       716,551
==================================================================================================================================

See accompanying notes to financial statements.

                         APL VARIABLE ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                                                    -------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                                                                    CSG           CWG
OPERATIONS
Investment income (loss) -- net                                                                     $        (31,211) $       3,731
Net realized gain (loss) on sales of investments                                                            (334,365)      (388,462)
Net change in unrealized appreciation or
  depreciation of investments                                                                              1,270,422      1,107,215
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                                  904,846        722,484
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                                   140,748        177,407
Net transfers(1)                                                                                            (226,593)      (233,760)
Contract charges                                                                                              (3,929)        (4,284)
Contract terminations:
   Surrender benefits                                                                                       (343,513)      (470,646)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                              (433,287)      (531,283)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                            3,153,889      3,509,359
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                           $      3,625,448  $   3,700,560
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                                     2,761,872      2,341,028
Contract purchase payments                                                                                   110,152        112,102
Net transfers(1)                                                                                            (172,276)      (144,372)
Transfers for policy loans
Contract charges                                                                                              (3,188)        (2,828)
Contract terminations:
   Surrender benefits                                                                                       (262,108)      (294,827)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                           2,434,452      2,011,103
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Partners Life's fixed account.

See accompanying notes to financial statements.

                         APL VARIABLE ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                    CCR            CMS            CSI            CIE           CMG
OPERATIONS
Investment income (loss) -- net                            $     (4,214)  $      1,694   $     36,610   $     (2,021) $     14,701
Net realized gain (loss) on sales of investments                (76,828)             9         (8,313)        25,844       (94,093)
Distributions from capital gains                                 77,412             --             --            564        85,447
Net change in unrealized appreciation or
  depreciation of investments                                  (240,019)             2         11,761        221,732      (159,182)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (243,649)         1,705         40,058        246,119      (153,127)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       43,665         59,839         55,095         14,388        33,540
Net transfers(1)                                                (59,692)       (14,563)        (3,973)      (315,694)      (41,991)
Contract charges                                                   (886)          (286)          (591)          (282)         (649)
Contract terminations:
   Surrender benefits                                           (43,118)       (38,837)      (166,886)       (10,086)     (156,581)
   Death benefits                                                  (312)            --             --           (273)           --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (60,343)         6,153       (116,355)      (311,947)     (165,681)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,080,263      1,313,697        983,089        291,107     1,098,056
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    776,271   $  1,321,555   $    906,792   $    225,279  $    779,248
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          796,899      1,041,552        745,898        292,435       701,111
Contract purchase payments                                       36,711         47,395         41,262         15,718        23,262
Net transfers(1)                                                (55,641)       (11,842)        (2,969)       (16,240)      (30,580)
Contract charges                                                   (742)          (227)          (444)          (301)         (446)
Contract terminations:
   Surrender benefits                                           (35,156)       (30,742)      (125,219)       (11,825)     (116,236)
   Death benefits                                                  (249)            --             --           (270)           --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                741,822      1,046,136        658,528        279,517       577,111
==================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        CAG            CGR            CVL            CVC           CII
OPERATIONS
Investment income (loss) -- net                            $    (11,324)  $     (6,338)  $     (4,234)  $     (4,338) $      4,846
Net realized gain (loss) on sales of investments               (198,766)      (132,443)       (54,406)       (87,896)      (68,642)
Distributions from capital gains                                     --             --         72,366             --            --
Net change in unrealized appreciation or
  depreciation of investments                                  (322,974)       (17,881)      (293,455)       (94,977)     (285,469)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (533,064)      (156,662)      (279,729)      (187,211)     (349,265)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      103,582         40,467        160,757         36,351        78,342
Net transfers(1)                                                    286        (50,952)       517,804        (51,401)     (301,812)
Contract charges                                                 (1,083)          (505)        (1,205)          (614)       (1,440)
Contract terminations:
   Surrender benefits                                           (68,475)       (83,343)      (182,498)       (34,336)     (131,696)
   Death benefits                                                  (678)            --             --           (447)           --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   33,632        (94,333)       494,858        (50,447)     (356,606)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,344,709        769,702      1,200,862        580,949     1,881,788
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    845,277   $    518,707   $  1,415,991   $    343,291  $  1,175,917
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,149,376        684,534        646,038        548,345       959,812
Contract purchase payments                                      114,400         40,499         93,775         42,116        43,809
Net transfers(1)                                               (120,315)       (51,014)       249,774        (55,430)     (178,916)
Contract charges                                                 (1,109)          (513)          (712)          (683)         (814)
Contract terminations:
   Surrender benefits                                           (69,193)       (82,011)      (108,153)       (36,833)      (74,786)
   Death benefits                                                  (676)            --             --           (455)           --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,072,483        591,495        880,722        497,060       749,105
==================================================================================================================================

See accompanying notes to financial statements.

                         APL VARIABLE ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                            SEGREGATED ASSET
                                                                                                              SUBACCOUNTS
                                                                                                    -------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                                                   CSG             CWG
OPERATIONS
Investment income (loss) -- net                                                                     $        (39,169) $      (5,020)
Net realized gain (loss) on sales of investments                                                            (456,065)     (416,970)
Distributions from capital gains                                                                                  --             --
Net change in unrealized appreciation or
  depreciation of investments                                                                               (790,039)      (926,738)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                               (1,285,273)    (1,348,728)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                                   250,345        262,687
Net transfers(1)                                                                                            (494,747)      (586,849)
Contract charges                                                                                              (4,698)        (5,302)
Contract terminations:
   Surrender benefits                                                                                       (308,475)      (432,013)
   Death benefits                                                                                               (738)          (759)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                              (558,313)      (762,236)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                            4,997,475      5,620,323
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                           $      3,153,889  $   3,509,359
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                                     3,183,934      2,765,178
Contract purchase payments                                                                                   186,037        151,585
Net transfers(1)                                                                                            (379,390)      (327,483)
Contract charges                                                                                              (3,498)        (2,958)
Contract terminations:
   Surrender benefits                                                                                       (224,705)      (244,893)
   Death benefits                                                                                               (506)          (401)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                           2,761,872      2,341,028
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Partners Life's fixed account.

See accompanying notes to financial statements.

                         APL VARIABLE ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

APL Variable Annuity Account 1 (the Account) was established under Arizona law and the subaccounts are registered together as a single unit investment trust of American Partners Life Insurance Company (American Partners Life) under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Arizona.

The Account is used as a funding vehicle for Privileged Assets(R) Select Annuity contracts issued by American Partners Life.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2003 were as follows:

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                          SHARES
------------------------------------------------------------------------------------------------------
CCR                  AXP(R) Variable Portfolio - Capital Resource Fund                          47,777
CMS                  AXP(R) Variable Portfolio - Cash Management Fund                          267,631
CSI                  AXP(R) Variable Portfolio - Diversified Bond Fund                          87,658
CIE                  AXP(R) Variable Portfolio - International Fund                             34,201
CMG                  AXP(R) Variable Portfolio - Managed Fund                                   63,965
CAG                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                      138,245
CGR                  American Century(R) VP Capital Appreciation, Class I                       77,217
CVL                  American Century(R) VP Value, Class I                                     233,515
CVC                  Credit Suisse Trust - Global Post-Venture Capital Portfolio                57,427
CII                  INVESCO VIF - Core Equity Fund, Series I Shares                            76,224
CSG                  Janus Aspen Series Growth Portfolio: Institutional Shares                 188,531
CWG                  Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares       143,321

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Partners Life.

American Partners Life serves as issuer of the contracts.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

American Partners Life is taxed as a life insurance company. The Account is treated as part of American Partners Life for federal income tax purposes. Under existing tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

                         APL VARIABLE ANNUITY ACCOUNT 1

3.   VARIABLE ACCOUNT EXPENSES

American Partners Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Partners Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 1% of the average daily net assets of each subaccount.

4.   CONTRACT CHARGES

American Partners Life deducts a contract administrative charge of $30 per year. This charge reimburses American Partners Life for expenses incurred in establishing and maintaining the annuity records. The charge may be waived based upon the underlying contract value

5.   RELATED PARTY TRANSACTIONS

Effective Nov. 1, 2003, management fees were paid indirectly to American Express Financial Corporation (AEFC), an affiliate of IDS Life Insurance Company (IDS
Life), in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. This change did not affect the management of the Fund and did not change the management fees paid by the Fund. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:

FUND                                                                                          PERCENTAGE RANGE
--------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Capital Resource Fund                                             0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                                              0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Bond Fund                                             0.610% to 0.535%
AXP(R) Variable Portfolio - International Fund                                                0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                                                      0.630% to 0.550%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                          0.650% to 0.575%

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for AXP(R) Variable Portfolio - Managed Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

AXP(R) Variable Portfolio - Capital Resource Fund
AXP(R) Variable Portfolio - International Fund
AXP(R) Variable Portfolio - Managed Fund
AXP(R) Variable Portfolio - Strategy Aggressive Fund

From Jan. 1, 2003 to Oct. 31, 2003, management fees were paid indirectly to IDS Life in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. IDS Life, in turn, paid to AEFC a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for AXP(R) Variable Portfolio - International Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                                          PERCENTAGE RANGE
--------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Capital Resource Fund                                             0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                                              0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Bond Fund                                             0.050% to 0.025%
AXP(R) Variable Portfolio - International Fund                                                0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                                                      0.040% to 0.020%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                          0.060% to 0.035%

The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

                         APL VARIABLE ANNUITY ACCOUNT 1

6.   INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2003 were as follows:

SUBACCOUNT           INVESTMENT                                                                  PURCHASES
------------------------------------------------------------------------------------------------------------
CCR                  AXP(R) Variable Portfolio - Capital Resource Fund                        $       95,114
CMS                  AXP(R) Variable Portfolio - Cash Management Fund                             44,921,139
CSI                  AXP(R) Variable Portfolio - Diversified Bond Fund                               328,409
CIE                  AXP(R) Variable Portfolio - International Fund                               43,301,968
CMG                  AXP(R) Variable Portfolio - Managed Fund                                        116,960
CAG                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                            119,152
CGR                  American Century(R) VP Capital Appreciation, Class I                             96,211
CVL                  American Century(R) VP Value, Class I                                           428,254
CVC                  Credit Suisse Trust - Global Post-Venture Capital Portfolio                     104,719
CII                  INVESCO VIF - Core Equity Fund, Series I Shares                                 132,926
CSG                  Janus Aspen Series Growth Portfolio: Institutional Shares                       273,859
CWG                  Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares             202,824

7.   FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                    CCR        CMS        CSI        CIE        CMG
                                 -------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $   1.67   $   1.23   $   1.24   $   1.41   $   1.77
At Dec. 31, 2001                 $   1.36   $   1.26   $   1.32   $   1.00   $   1.57
At Dec. 31, 2002                 $   1.05   $   1.26   $   1.38   $   0.81   $   1.35
At Dec. 31, 2003                 $   1.34   $   1.26   $   1.42   $   1.02   $   1.61
----------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      797      1,042        746        292        701
At Dec. 31, 2002                      742      1,046        659        280        577
At Dec. 31, 2003                      711        213        653        278        560
----------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                 $  1,080   $  1,314   $    983   $    291   $  1,098
At Dec. 31, 2002                 $    776   $  1,322   $    907   $    225   $    779
At Dec. 31, 2003                 $    952   $    267   $    930   $    284   $    900
----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     0.29%      3.69%      6.39%      1.20%      2.47%
For the year ended Dec. 31, 2002     0.53%      1.16%      5.05%      0.57%      2.58%
For the year ended Dec. 31, 2003     0.62%      0.54%      3.58%      1.15%      2.25%
----------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     1.00%      1.00%      1.00%      1.00%      1.00%
For the year ended Dec. 31, 2002     1.00%      1.00%      1.00%      1.00%      1.00%
For the year ended Dec. 31, 2003     1.00%      1.00%      1.00%      1.00%      1.00%
----------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001   (18.56%)     2.44%      6.45%    (29.08%)   (11.30%)
For the year ended Dec. 31, 2002   (22.79%)     0.00%      4.55%    (19.00%)   (14.01%)
For the year ended Dec. 31, 2003    27.62%      0.00%      2.90%     25.93%     19.26%
----------------------------------------------------------------------------------------

                                    CAG        CGR        CVL        CVC        CII
                                 ----------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $   1.76   $   1.58   $   1.66   $   1.50   $   2.18
At Dec. 31, 2001                 $   1.17   $   1.12   $   1.86   $   1.06   $   1.96
At Dec. 31, 2002                 $   0.79   $   0.88   $   1.61   $   0.69   $   1.57
At Dec. 31, 2003                 $   1.01   $   1.05   $   2.05   $   1.01   $   1.91
-------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                    1,149        685        646        548        960
At Dec. 31, 2002                    1,072        591        881        497        749
At Dec. 31, 2003                    1,005        526        887        538        717
-------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                 $  1,345   $    770   $  1,201   $    581   $  1,882
At Dec. 31, 2002                 $    845   $    519   $  1,416   $    343   $  1,176
At Dec. 31, 2003                 $  1,010   $    550   $  1,819   $    543   $  1,365
-------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001     0.17%        --       0.99%        --       0.22%
For the year ended Dec. 31, 2002       --         --       0.72%        --       1.31%
For the year ended Dec. 31, 2003       --         --       1.07%        --       1.16%
-------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001     1.00%      1.00%      1.00%      1.00%      1.00%
For the year ended Dec. 31, 2002     1.00%      1.00%      1.00%      1.00%      1.00%
For the year ended Dec. 31, 2003     1.00%      1.00%      1.00%      1.00%      1.00%
-------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001   (33.52%)   (29.11%)    12.05%    (29.33%)   (10.09%)
For the year ended Dec. 31, 2002   (32.48%)   (21.43%)   (13.44%)   (34.91%)   (19.90%)
For the year ended Dec. 31, 2003    27.85%     19.32%     27.33%     46.38%     21.66%
-------------------------------------------------------------------------------------

                         APL VARIABLE ANNUITY ACCOUNT 1

                                                                                                                 CSG        CWG
                                                                                                              -------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                                                                              $   2.11   $   2.65
At Dec. 31, 2001                                                                                              $   1.57   $   2.03
At Dec. 31, 2002                                                                                              $   1.14   $   1.50
At Dec. 31, 2003                                                                                              $   1.49   $   1.84
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                                                                                                 3,184      2,765
At Dec. 31, 2002                                                                                                 2,762      2,341
At Dec. 31, 2003                                                                                                 2,434      2,011
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                                                                                              $  4,997   $  5,620
At Dec. 31, 2002                                                                                              $  3,154   $  3,509
At Dec. 31, 2003                                                                                              $  3,625   $  3,701
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                                                                                  0.06%      0.45%
For the year ended Dec. 31, 2002                                                                                    --       0.88%
For the year ended Dec. 31, 2003                                                                                  0.09%      1.12%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                                                                                  1.00%      1.00%
For the year ended Dec. 31, 2002                                                                                  1.00%      1.00%
For the year ended Dec. 31, 2003                                                                                  1.00%      1.00%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                                                                                (25.59%)   (23.40%)
For the year ended Dec. 31, 2002                                                                                (27.39%)   (26.11%)
For the year ended Dec. 31, 2003                                                                                 30.70%     22.67%
---------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

                         APL VARIABLE ANNUITY ACCOUNT 1

American Partners Life Insurance Company
-----------------------------------------------------------------------------

Report of Ernst & Young LLP Independent Auditors

THE BOARD OF DIRECTORS

AMERICAN PARTNERS LIFE INSURANCE COMPANY

We have audited the accompanying balance sheets of American Partners Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2003 and 2002, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the management of American Partners Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Partners Life Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

January 26, 2004

Minneapolis, Minnesota

American Partners Life Insurance Company
-----------------------------------------------------------------------------

BALANCE SHEETS

December 31,
(In thousands, except share amounts)
                                                                                                        2003          2002
ASSETS
Investments:
   Available-for-Sale:
      Fixed maturities, at fair value (amortized cost: 2003, $384,677; 2002, $335,997)               $401,427      $355,222
   Mortgage loans on real estate                                                                       48,498        49,932
                                                                                                     --------      --------
         Total investments                                                                            449,925       405,154
Cash and cash equivalents                                                                               3,107        11,359
Accrued investment income                                                                               4,881         4,347
Deferred policy acquisition costs                                                                      21,504        18,998
Amounts recoverable from reinsurers                                                                       334           327
Amounts due from brokers                                                                                1,559            --
Accounts receivable                                                                                        79            70
Other assets                                                                                                9            16
Separate account assets                                                                                15,961        15,005
                                                                                                     --------      --------
         Total assets                                                                                $497,359      $455,276
                                                                                                     ========      ========
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Future policy benefits for fixed annuities                                                        $396,445      $363,283
   Deferred income taxes                                                                                3,262         3,415
   Other liabilities                                                                                    3,122         1,576
   Separate account liabilities                                                                        15,961        15,005
                                                                                                     --------      --------
         Total liabilities                                                                            418,790       383,279
Commitments and contingencies
Stockholder's equity:
   Capital stock, $100 par value per share; 30,000 shares authorized, 25,000
      shares issued and outstanding                                                                     2,500         2,500
   Additional paid-in capital                                                                          46,327        46,327
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                   6,819         7,425
   Retained earnings                                                                                   22,923        15,745
                                                                                                     --------      --------
         Total stockholder's equity                                                                    78,569        71,997
                                                                                                     --------      --------
Total liabilities and stockholder's equity                                                           $497,359      $455,276
                                                                                                     ========      ========

See accompanying Notes to Financial Statements.

American Partners Life Insurance Company
-----------------------------------------------------------------------------

STATEMENTS OF INCOME

Years ended December 31,
(In thousands)
                                                                                        2003            2002          2001
REVENUES
   Credit life insurance premiums                                                      $ 1,726        $ 1,828       $ 1,468
   Net investment income                                                                26,101         25,261        24,266
   Contractholder charges                                                                1,411          1,740         2,127
   Mortality and expense risk and other fees                                               225            203           251
   Net realized gain (loss) on investments                                                 139         (4,261)       (6,959)
                                                                                       -------        -------       -------
      Total revenues                                                                    29,602         24,771        21,153
BENEFITS AND EXPENSES
   Credit life insurance benefits                                                        1,149          1,251           881
   Interest credited on investment contracts                                            13,544         15,289        15,212
   Amortization of deferred policy acquisition costs                                       845           (207)        1,565
   Other operating expenses                                                              3,071          2,144         1,621
                                                                                       -------        -------       -------
      Total benefits and expenses                                                       18,609         18,477        19,279
                                                                                       -------        -------       -------
Income before income taxes                                                              10,993          6,294         1,874
Income tax expense                                                                       3,815          2,163           729
                                                                                       -------        -------       -------
Net income                                                                             $ 7,178        $ 4,131       $ 1,145
                                                                                       =======        =======       =======

See accompanying Notes to Financial Statements.

American Partners Life Insurance Company
-----------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS

Years ended December 31,
(In thousands)
                                                                                        2003            2002          2001
CASH FLOWS FROM OPERATING ACTIVITIES
   Net income                                                                        $   7,178      $   4,131      $  1,145
   Adjustments to reconcile net income to net cash provided by operating activities:
      Change in amounts recoverable from reinsurers                                         (7)           (56)           23
      Change in accrued investment income                                                 (534)           136         1,050
      Change in deferred policy acquisition costs, net                                    (962)        (1,130)          531
      Change in other assets                                                                 7              8             3
      Change in accounts receivable                                                         (9)           (52)           17
      Change in policy claims and other contractholder's funds                           1,646          2,404        (1,853)
      Deferred income tax provision (benefit)                                              172             44        (3,031)
      Change in other liabilities                                                         (100)        (3,686)        1,811
      Accretion of discount, net                                                           (62)          (295)         (145)
      Net realized (gain) loss on investments                                             (139)         4,261         6,959
      Other, net                                                                            67            (25)           17
                                                                                     ---------      ---------      --------
         Net cash provided by operating activities                                       7,257          5,740         6,527
                                                                                     ---------      ---------      --------
CASH FLOWS FROM INVESTING ACTIVITIES
   Available-for-Sale securities:
      Purchases                                                                       (148,316)      (111,685)     (121,223)
      Maturities                                                                        49,900         59,216        31,154
      Sales                                                                             50,277         26,579        66,911
   Mortgage loans on real estate:
      Purchases                                                                         (3,450)        (5,550)       (7,855)
      Sales and repayments                                                               4,478          1,173         1,466
   Change in amounts due to and from brokers                                            (1,559)       (19,515)       15,512
                                                                                     ---------      ---------      --------
         Net cash used in investing activities                                         (48,670)       (49,782)      (14,035)
                                                                                     ---------      ---------      --------
CASH FLOWS FROM FINANCING ACTIVITIES Activity related to investment contracts:
      Considerations received                                                           71,159         69,436        68,878
      Surrenders and other benefits                                                    (51,542)       (49,171)      (56,738)
      Interest credited to account balances                                             13,544         15,289        15,215
                                                                                     ---------      ---------      --------
         Net cash provided by financing activities                                      33,161         35,554        27,355
                                                                                     ---------      ---------      --------
   Net (decrease) increase in cash and cash equivalents                                 (8,252)        (8,488)       19,847
   Cash and cash equivalents at beginning of year                                       11,359         19,847            --
                                                                                     ---------      ---------      --------
   Cash and cash equivalents at end of year                                          $   3,107      $  11,359      $ 19,847
                                                                                     =========      =========      ========
Supplemental disclosures:
   Income taxes                                                                      $   3,537      $   4,845      $  1,060
   Interest on borrowings                                                                   22             --            39

See accompanying Notes to Financial Statements.

American Partners Life Insurance Company
-----------------------------------------------------------------------------

STATEMENTS OF STOCKHOLDER'S EQUITY

For the three years ended December 31, 2003
(In thousands)
                                                                                     Accumulated
                                                                                        other
                                                                        Additional  comprehensive                     Total
                                                          Capital         paid-in  income (loss),     Retained    stockholder's
                                                           Stock          capital    net of tax       earnings       equity
Balance, January 1, 2001                                   $2,500        $46,327       $(3,664)       $10,469       $55,632
Comprehensive income:
   Net income                                                  --             --            --          1,145         1,145
   Cumulative effect of adopting SFAS No.133,
      net of income tax benefit of $192                        --             --           356             --           356
   Net unrealized holding gains arising on
      Available-for-Sale securities during the year,
      net of deferred policy acquisition costs of
      ($2,697) and income tax expense of $5,618                --             --        10,434             --        10,434
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net
      income, net of income tax expense of $2,840              --             --        (5,273)            --        (5,273)
                                                           ------        -------       -------        -------       -------
   Other comprehensive income                                  --             --         5,517             --         5,517
                                                           ------        -------       -------        -------       -------
   Comprehensive income                                        --             --            --             --         6,662

Balance, December 31, 2001                                 $2,500        $46,327        $1,853        $11,614       $62,294
Comprehensive income:
   Net income                                                  --             --            --          4,131         4,131
   Net unrealized holding gains arising on
      Available-for-Sale securities during the year,
      net of deferred policy acquisition costs of
      ($7,611) and income tax expense of $1,562                --             --         2,900             --         2,900
   Reclassification adjustment for losses on
      Available-for-Sale securities included in net
      income, net of income tax benefit of $1,439              --             --         2,672             --         2,672
                                                           ------        -------       -------        -------       -------
   Other comprehensive income                                  --             --         5,572             --         5,572
                                                           ------        -------       -------        -------       -------
   Comprehensive income                                        --             --            --             --         9,703

Balance, December 31, 2002                                 $2,500        $46,327        $7,425        $15,745       $71,997
Comprehensive income:
   Net income                                                  --             --            --          7,178         7,178
   Net unrealized holding losses arising on
      Available-for-Sale securities during the year,
      net of deferred policy acquisition costs of
      $1,544 and income tax benefit of $135                    --             --          (252)            --          (252)
   Reclassification adjustment for gains on
      Available-for-Sale securities included in net
      income, net of income tax expense of $190                --             --          (354)            --          (354)
                                                           ------        -------       -------        -------       -------
   Other comprehensive loss                                    --             --          (606)            --          (606)
                                                           ------        -------       -------        -------       -------
   Comprehensive income                                        --             --            --             --         6,572
Balance, December 31, 2003                                 $2,500        $46,327       $ 6,819        $22,923       $78,569
                                                           ======        =======       =======        =======       =======

See accompanying Notes to Financial Statements.

American Partners Life Insurance Company
-----------------------------------------------------------------------------

Notes to Financial Statements

1. ORGANIZATION AND NATURE OF OPERATIONS

American Partners Life Insurance Company (American Partners Life) is a stock life insurance company that is domiciled in Arizona and is licensed to transact insurance business in 47 states. American Partners Life is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company.

American Partners Life's principal product is deferred annuities which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. All business is marketed on a direct response basis primarily to American Express, Cardmembers. American Partners Life also assumes reinsurance on credit life insurance written to cover monthly outstanding balances on American Express Company's credit and charge cards and on an affiliate's lines of credit extended to their customers.

American Partners Life's fixed annuity contracts guarantee a minimum interest rate during the accumulation period (the time before the annuity payments begin). However, American Partners Life has the option of paying a higher rate set at its discretion, and has adopted a practice whereby any higher current rate is guaranteed for a specified period. Under American Partners Life's variable annuity products, the purchaser may choose among general account and separate account investment options. Separate account options include accounts investing in equities, bonds, managed funds and/or short-term securities.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States (GAAP) which vary in certain respects from reporting practices prescribed or permitted by the Arizona Department of Insurance (American Partners Life's primary regulator) as reconciled in Note 5. Certain reclassifications of prior period amounts have been made to conform to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition

Premium revenues

Premium revenues include premiums on credit life, which are recognized as revenue when due.

Net investment income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale and mortgage loans on real estate. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. Interest income on structured securities is recognized according to Emerging Issues Task Force (EITF) Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" or EITF Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes" depending upon the instrument.

Contractholder charges

Contractholder charges include certain charges assessed on annuities. Contractholder charges include cost of administrative charges and surrender charges on annuities. Contract charges and surrender charges on annuities are recognized as revenue when collected.

Mortality and expense risk and other fees

Mortality and expense risk and other fees which include risk fees, are generated directly and indirectly from American Partners Life's separate account assets. American Partners Life's other fees include management fees, generally computed as a contractual rate, based on the underlying asset values, and are generally received monthly.

Net realized gain (loss) on investments

Realized gains and losses are recognized on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

American Partners Life Insurance Company -- Notes to Financial Statements (continued)
-----------------------------------------------------------------------------

Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as Available-for-Sale and carried at fair value. Unrealized gains and losses on securities classified as Available-for-Sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery.

Indicators of other-than-temporary impairment for fixed maturity securities include issuer downgrade, default, or bankruptcy. American Partners Life also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in Net realized loss on investments within the Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, American Partners Life's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on future cash flow projections that require a significant degree of management judgment as to the amount and timing of cash payments, default and recovery rates of the underlying investments and, as such, are subject to change. American Partners Life's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets".

Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for loan losses. The estimated fair value of mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

American Partners Life generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents

American Partners Life defines cash equivalents as investments with a maturity at the date of their acquisition of three months or less at date of acquisition. These investments are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

Deferred policy acquisition costs (DAC) represent the costs of acquiring new business, principally direct marketing costs, policy costs and other related costs that have been deferred on the sale of annuity contracts. DAC for certain annuities are amortized as a percentage of estimated gross profits. DAC for other annuities are amortized using the interest method.

The projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, persistency rates, and maintenance expense levels. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience.

Management monitors other principle DAC assumptions, such as persistency rates, mortality rates, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can either be positive or negative in any particular period and is reflected in the period in which such changes are made.

American Partners Life Insurance Company -- Notes to Financial Statements (continued)
-----------------------------------------------------------------------------

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by American Partners Life contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. There were no amounts expensed in 2003, 2002 or 2001. See Recently Issued Accounting Standards section of Note 2 herein for a description of Statement of Position 03-1.

Liabilities for future policy benefits

Liabilities for fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 4.6% to 6.9%, depending on year of issue, with an average rate of approximately 4.8%.

Federal income taxes

American Partners Life's taxable income is included in the consolidated federal income tax return of American Express Company. American Partners Life provides for income taxes on a separate return basis. Under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

Separate account assets and liabilities are funds held for the exclusive benefit of variable annuity contract owners. American Partners Life receives mortality and expense risk fees directly from the variable annuity separate accounts. American Partners Life receives fees related to the proprietary mutual funds used as investment options for variable annuities. AEFC replaced IDS Life as the investment manager of these proprietary mutual funds and this change was put into effect during 2003. In connection with this change and through an agreement with AEFC, American Partners Life receives fund administrative services fees for the fund management services American Partners Life provides these proprietary mutual funds.

American Partners Life provides contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and the beneficiaries from the mortality assumptions implicit in the annuity contracts. American Partners Life makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. American Partners Life also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

Recently issued accounting standards

In July 2000, the Financial Accounting Standards Board's (FASB) EITF issued a consensus on Issue No. 99-20. American Partners Life adopted the consensus as of January 1, 2001. Issue No. 99-20 prescribed new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affected American Partners Life's CDO investments. Although there was no significant impact resulting from the adoption of Issue No. 99-20, American Partners Life holds structured securities that are accounted for under Issue No.99-20.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs), and subsequently revised in December 2003. FIN 46 is effective for American Partners Life as of December 31, 2003. American Partners Life has no entities impacted by FIN 46 including the accounting for qualifying special purpose entities as defined by Statement of Financial Accounting Standard (SFAS) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities," such as American Partners Life's CDO-related securitization trust established in 2001. That trust contains a majority of American Partners Life's rated CDO's whose retained interest in the trust had a carrying value of $10.3 million at December 31, 2003, of which $7.6 million is considered investment grade.

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities." The Statement amends and clarifies accounting for derivative instruments embedded in other contracts and for hedging activities under SFAS No. 133. The adoption of this Statement did not have a material impact on American Partners Life's financial statements.

American Partners Life Insurance Company -- Notes to Financial Statements (continued)
-----------------------------------------------------------------------------

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). American Partners Life is currently evaluating its impact, which, among other provisions, requires reserves related to guaranteed minimum death benefits included within the majority of variable annuity contracts offered by American Partners Life. American Partners Life expects to adopt SOP 03-1 on January 1, 2004, and any impact will be recognized in American Partners Life's 2004 results of operations.

In November 2003, the FASB ratified a consensus on the disclosure provisions of EITF Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." The disclosure provisions of this rule, which are addressed in Note 3, require tabular presentation of certain information regarding investment securities with gross unrealized losses.

3. INVESTMENTS

Fixed maturity securities

Available-for-Sale securities at December 31, 2003 are distributed by type as presented below:

(Thousands)                                                                               Gross          Gross
                                                                         Amortized     Unrealized     Unrealized      Fair
                                                                           Cost           Gains         Losses        Value
Fixed maturity securities:
   Corporate bonds and obligations                                      $179,889       $ 9,840         $  645      $189,084
   Mortgage and other asset-backed securities                            153,233         5,980            304       158,909
   Foreign corporates                                                     33,505         1,677            325        34,857
   Structured investments                                                 10,564            39            293        10,310
   U.S. Government agency obligations                                      7,486           781              -         8,267
                                                                        --------       -------         ------      --------
      Total fixed maturity securities                                   $384,677       $18,317         $1,567      $401,427
                                                                        ========       =======         ======      ========

Available-for-Sale securities at December 31, 2002 are distributed by type as presented below:

(Thousands)                                                                               Gross          Gross
                                                                         Amortized     Unrealized     Unrealized      Fair
                                                                           Cost           Gains         Losses        Value
Fixed maturity securities:
   Corporate bonds and obligations                                      $164,549       $10,599         $1,840      $173,308
   Mortgage and other asset-backed securities                            152,908         9,621             55       162,474
   Foreign corporates                                                         --            --             --            --
   Structured investments                                                 11,314            50            176        11,188
   U.S. Government agency obligations                                      7,226         1,026             --         8,252
                                                                        --------       -------         ------      --------
      Total fixed maturity securities                                   $335,997       $21,296         $2,071      $355,222
                                                                        ========       =======         ======      ========

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003:

                                                      Less than 12 months        12 months or more              Total
(Thousands)                                          Fair     Unrealized      Fair      Unrealized      Fair     Unrealized
Description of Securities                            Value       Losses       Value       Losses        Value      Losses
Corporate debt securities                          $43,287    $  (636)         $240        $(10)        $43,527   $  (646)
Mortgage and other asset-backed securities          38,713       (304)           --          --          38,713      (304)
U.S. Government and Agencies obligations             4,368         --            --          --           4,368        --
Foreign corporates                                   9,053       (325)           --          --           9,053      (325)
                                                   -------    -------          ----        ----         -------   -------
Total                                              $95,421    $(1,265)         $240        $(10)        $95,662   $(1,275)
                                                   =======    =======          ====        ====         =======   =======

Note: Excludes structured investments that are accounted for pursuant to EITF 99-20, and are therefore outside the scope of EITF 03-1. At December 31, 2003, such investments had gross unrealized losses of $292 thousand.

Approximately 68 investment positions were in an unrealized loss position as of December 31, 2003. The gross unrealized losses on these securities are attributable to a number of factors including changes in interest rates and credit spreads and specific credit events associated with individual issuers. As part of its ongoing monitoring process, management has concluded that none of these securities are other-than-temporarily impaired at December 31, 2003. American Partners Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost. See the Fixed maturity and equity securities section of Note 2 for information regarding American Partners Life's policy for determining when an investment's decline in value is other-than-temporary.

American Partners Life Insurance Company -- Notes to Financial Statements (continued)
-----------------------------------------------------------------------------

The amortized cost and fair value of fixed maturity securities at December 31, 2003 by contractual maturity are as follows:

(Thousands) Amortized Fair Cost Value
Due within 1 year                                                                                    $  1,037      $  1,052
Due after 1 year through 5 years                                                                       70,244        75,936
Due after 5 years through 10 years                                                                    135,355       140,808
Due after 10 years                                                                                     24,808        24,722
Mortgage and asset-backed securities                                                                  153,233       158,909
                                                                                                      -------       -------
   Total                                                                                             $384,677      $401,427
                                                                                                     ========      ========

The timing of actual receipts may differ from contractual maturities because issuers may have the right to call or prepay obligations.

At December 31, 2003 and 2002, bonds carried at $7.4 million and $7.1 million, respectively, were on deposit with various states as required by law.

At December 31, 2003, fixed maturity securities comprised approximately 89 percent of American Partners Life's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $5 million which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                                                                                    2003          2002
AAA                                                                                                        43%           49%
AA                                                                                                          3             1
A                                                                                                          20            16
BBB                                                                                                        27            28
Below investment grade                                                                                      7             6
                                                                                                          ---           ---
   Total                                                                                                  100%          100%
                                                                                                          ===           ===

At December 31, 2003, approximately 84 percent of the securities rated AAA are GNMA, FNMA, and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

The table below includes sales, maturities and purchases of investments classified as Available-for-Sale for the years ended December 31:

(Thousands)                                                                              2003           2002          2001
Sales                                                                                 $ 50,277       $ 26,579      $ 66,911
Maturities                                                                            $ 49,900       $ 59,216      $ 31,154
Purchases                                                                             $148,316       $111,685      $121,223
                                                                                      --------       --------      --------

Gross realized gains on sales of securities classified as Available-for-Sale securities, using the specific identification method, were approximately $2.7 million, $0.8 million and $0.9 million for the years ended December 31, 2003, 2002 and 2001, respectively. Gross realized (losses) on sales of Available-for-Sale securities were approximately ($1.0 million), ($1.9 million) and ($4.7 million) for the same periods. American Partners Life also recognized (losses) of approximately ($1.2 million), ($3.0 million) and ($3.0 million) in other-than-temporary impairments on Available-for-Sale securities for the years ended December 31, 2003, 2002 and 2001, respectively. The 2001 losses include the effect of the write-down and sale of high-yield securities discussed below.

During 2001, American Partners Life recorded pretax losses of $7.5 million to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with American Partners Life's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors and to write down certain other investments. Within the Statements of Income, $6.3 million of these losses are included in Net realized losses on investments and $1.2 million are included in Net investment income.

During 2001, American Partners Life placed its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $13.4 million, into a securitization trust. In return, American Partners Life received $1.8 million in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $11.7 million. As of December 31, 2003, the retained interests had a carrying value of approximately $10.3 million, of which approximately $7.6 million is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

American Partners Life Insurance Company -- Notes to Financial Statements (continued)
-----------------------------------------------------------------------------

Mortgage loans on real estate

At December 31, 2003, approximately 11 percent of American Partners Life's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                                                                December 31, 2003        December 31, 2002
(Thousands)                                                               On Balance    Funding        On Balance    Funding
Region                                                                       Sheet    Commitments         Sheet    Commitments
Pacific                                                                     $10,941       $  --         $13,023       $--
South Atlantic                                                                9,744          --          10,014        --
Mountain                                                                      8,492          --           7,908        --
East North Central                                                            7,733          --           7,936        --
West South Central                                                            5,910          --           6,235        --
West North Central                                                            3,198          --           3,322        --
East South Central                                                            1,777          --           1,847        --
Middle Atlantic                                                               1,462       2,000              --        --
New England                                                                      --       2,380              --        --
                                                                            -------      ------         -------       ---
                                                                             49,257       4,380          50,285        --
Less reserves for losses                                                        759          --             353        --
                                                                            -------      ------         -------       ---
   Total                                                                    $48,498      $4,380         $49,932       $--
                                                                            =======      ======         =======       ===

                                                                                December 31, 2003         December 31, 2002
                                                                          On Balance      Funding      On Balance    Funding
Property type                                                                Sheet      Commitments       Sheet    Commitments
Office buildings                                                            $20,647      $4,380         $18,761       $--
Department/retail stores                                                     10,615          --          10,956        --
Industrial buildings                                                          6,965          --          10,207        --
Medical buildings                                                             4,872          --           4,046        --
Apartments                                                                    4,218          --           4,335        --
Other                                                                         1,940          --           1,980        --
                                                                            -------      ------         -------       ---
                                                                             49,257       4,380          50,285        --
Less reserves for losses                                                        759          --             353        --
                                                                            -------      ------         -------       ---
   Total                                                                    $48,498      $4,380         $49,932       $--
                                                                            =======      ======         =======       ===

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. Mortgage loans are first mortgages on real estate. American Partners Life holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2003, 2002 and 2001, American Partners Life had no recorded or average investment in impaired loans.

The following table presents changes in the reserve for mortgage loan losses:

(Thousands)                                                                               2003           2002           2001
Balance, January 1                                                                        $353           $200          $ 30
Provision for mortgage loan losses                                                         406            153           170
                                                                                           ---            ---           ---
Balance, December 31                                                                      $759           $353          $200
                                                                                          ====           ====          ====

Sources of investment income and realized (losses) gains on investments

Net investment income for the years ended December 31 is summarized as follows:

(Thousands)                                                                              2003            2002          2001
Income on fixed maturities                                                             $22,343        $21,465       $20,918
Income on mortgage loans on real estate                                                  3,906          3,694         3,373
Other                                                                                      216            333            81
                                                                                       -------        -------       -------
                                                                                        26,465         25,492        24,372
Less investment expenses                                                                   364            231           106
                                                                                       -------        -------       -------
   Total                                                                               $26,101        $25,261       $24,266
                                                                                       =======        =======       =======

American Partners Life Insurance Company -- Notes to Financial Statements (continued)
-----------------------------------------------------------------------------

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(Thousands)                                                                               2003           2002          2001
Fixed maturities                                                                         $ 545        $(4,111)      $(6,710)
Mortgage loans on real estate                                                             (406)          (153)         (170)
Other                                                                                       --              3           (79)
                                                                                         -----        -------       -------
   Total                                                                                 $ 139        $(4,261)      $(6,959)
                                                                                         =====        =======       =======

4. INCOME TAXES

American Partners Life qualifies as a life insurance company for federal income tax purposes. As such, American Partners Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense for the years ended December 31, consists of the following:

(Thousands)                                                                              2003           2002          2001
Federal income taxes:
   Current                                                                              $3,656         $2,160       $ 3,630
   Deferred                                                                                172             44        (3,031)
                                                                                        ------         ------       -------
                                                                                         3,828          2,204           599
State income taxes -- current                                                              (13)           (41)          130
                                                                                        ------         ------       -------
Income tax expense                                                                      $3,815         $2,163       $   729
                                                                                        ======         ======       =======

Income tax expense differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

(Thousands)                                                 2003                      2002                      2001
                                                    Provision    Rate         Provision    Rate          Provision    Rate
Federal income taxes based on the statutory rate    $3,848         35.0%     $2,203          35.0%         $656        35.0%
State taxes, net of federal benefit                     (8)        (0.1)        (27)         (0.4)           84         4.5
Other, net                                             (25)        (0.2)        (13)         (0.2)          (11)       (0.6)
                                                    ------         ----      ------          ----          ----        ----
Total income taxes                                  $3,815         34.7%     $2,163          34.4%         $729        38.9%
                                                    ======         ====      ======          ====          ====        ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of American Partners Life's deferred income tax assets and liabilities as of December 31 are as follows:

(Thousands)                                                                                             2003           2002
Deferred income tax assets:
   Policy reserves                                                                                    $ 3,054       $ 3,056
   Investments                                                                                          4,407         4,342
   Other                                                                                                  489           495
                                                                                                      -------       -------
Total deferred tax assets                                                                               7,950         7,893
                                                                                                      -------       -------
Deferred income tax liabilities:
   Deferred policy acquisition costs                                                                    7,540         7,310
   Net unrealized gains -- Available-for-Sale securities                                                3,672         3,998
                                                                                                      -------       -------
Total deferred tax liabilities                                                                         11,212        11,308
                                                                                                      -------       -------
Net deferred tax liability                                                                            $ 3,262       $ 3,415
                                                                                                      =======       =======

American Partners Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that American Partners Life will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

American Partners Life Insurance Company -- Notes to Financial Statements (continued)
-----------------------------------------------------------------------------

5. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to American Partners Life's surplus as determined in accordance with accounting practices prescribed by the Arizona Department of Insurance. All dividend distributions must be approved by the Arizona Department of Insurance. American Partners Life's statutory unassigned deficit aggregated $2.1 million and $6.8 million as of December 31, 2003 and 2002, respectively.

Statutory net income (loss) for the years ended December 31 and statutory capital and surplus as of December 31, are summarized as follows:

(Thousands)                                                                             2003            2002          2001
Statutory net income (loss)                                                            $ 3,837       $ (2,618)      $   939
Statutory capital and surplus                                                           44,953         40,243        42,825

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of Arizona adopted the provisions of the revised manual without modification. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that American Partners Life uses to prepare its statutory-basis financial statements. The impact of implementing these changes was an increase of $129 thousand to American Partners Life's statutory-basis capital and surplus as of January 1, 2001.

6. RELATED PARTY TRANSACTIONS

American Partners Life entered into a reinsurance agreement to assume single premium deferred annuity contracts from IDS Life. At September 1, 1995, a $107.6 million block of single premium deferred annuities was transferred from IDS Life to American Partners Life. The accompanying balance sheet includes $53.7 million and $59.0 million for future policy benefits related to this agreement as of December 31, 2003 and 2002, respectively.

In connection with AEFC being named the investment manager for the proprietary mutual funds used as investment options by American Partners Life's variable annuity contract owners in the fourth quarter of 2003 and, as discussed in the Separate account business section of Note 2 herein, AEFC receives management fees from these funds. American Partners Life continues to provide all fund management services other than investment management and has entered into an administrative services agreement in 2003 with AEFC to be compensated for the services American Partners Life provides. During the fourth quarter of 2003, $3 thousand was received by American Partners Life under this agreement.

American Partners Life has no employees. Charges by IDS Life and AEFC for the use of joint facilities, technology support, marketing services and other services aggregated $4.5 million , $3.0 million, and $2.5 million for 2003, 2002 and 2001, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to American Partners Life may not be reflective of expenses that would have been incurred by American Partners Life on a stand-alone basis.

Included in other liabilities at December 31, 2003 and 2002 are $918 thousand and $741 thousand, respectively, payable to IDS Life for federal income taxes.

7. LINES OF CREDIT

American Partners Life has an available line of credit with AEFC of $10 million. The interest rate for any borrowing is established by reference to various indices plus 20 to 45 basis points depending on the term. There were no borrowings outstanding under this agreement at December 31, 2003 or 2002.

8. COMMITMENTS AND CONTINGENCIES

American Partners Life is involved in a number of legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. American Partners Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. American Partners Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

At December 31, 2003, American Partners Life had no commitments to purchase investments other than mortgage loan fundings (see Note 3).

American Partners Life Insurance Company -- Notes to Financial Statements (continued)
-----------------------------------------------------------------------------

9. FAIR VALUE OF FINANCIAL INSTRUMENTS

American Partners Life discloses fair value information financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. The fair value of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2003 and 2002 and require management judgment. These figures may not be indicative of their future values. Management believes the value of excluded assets and liabilities is significant. The fair value of American Partners Life, therefore, cannot be estimated by aggregating the amounts presented.

(Thousands)                                                                         2003                       2002
                                                                            Carrying      Fair          Carrying    Fair
Financial Assets                                                             Amount       Value          Amount     Value
Fixed maturities                                                           $401,427    $401,427        $355,222  $355,222
Mortgage loans on real estate                                                48,498      54,347          49,932    56,540
Cash and cash equivalents                                                     3,107       3,107          11,359    11,359
Separate account assets                                                      15,961      15,961          15,005    15,005
Financial Liabilities
Future policy benefits for fixed annuities                                 $396,445    $387,922        $363,283  $353,154
Separate account liabilities                                                 15,961      15,759          15,005    14,567
Derivative attached calls                                                        45          45              --        --

The fair value of future policy benefits for fixed annuities is based on the status of the annuities at December 31, 2003 and 2002. The fair value of deferred annuities and separate account liabilities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2003 and 2002.

                                                                 S-6321 A (4/04)

PART C.

Item 24.          Financial Statements and Exhibits

(a)      Financial Statements included in Part B of this Registration Statement:

         APL Variable Annuity Account 1

         Report of Independent Auditors for APL Variable Annuity Account 1 dated March 19, 2004.
         Statements of Assets and Liabilities for year ended Dec. 31, 2003. Statements of Operations for year ended Dec. 31, 2003.
         Statements of Changes in Net Assets for years ended Dec. 31 2003 and 2002.
         Notes to Financial Statements.

         American Partners Life Insurance Company:

         Report of Independent Auditors dated Jan. 26, 2004.
         Balance Sheets as of Dec. 31, 2003 and 2002.
         Statements of Income for years ended Dec. 31, 2003, 2002 and 2001. Statements of Stockholder's Equity for years ended Dec. 31, 2003, 2002 and 2001.
         Statements of Cash Flows for the years ended Dec. 31, 2003, 2002 and 2001.
         Notes to Financial Statements.

(b)      Exhibits:

1. Consent in Writing in Lieu of Meeting of Board of Directors establishing the APL Variable Annuity Account 1 dated February 9, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 33-57731 is incorporated herein by reference.

2.       Not applicable.

3. Form of Variable Annuity Distribution Agreement, filed electronically as Exhibit 3 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-57731 is incorporated herein by reference.

4.1 Form of Deferred Annuity Contract for nonqualified contract (form 32028), filed electronically as Exhibit 4.1 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-57731 is incorporated herein by reference.

4.2 Form of Deferred Annuity Contract for qualified contract (form 32034-IRA), filed electronically as Exhibit 4.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-57731 is incorporated herein by reference.

4.3 Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 131065 9/02) filed electronically as Exhibit 4.3 to Post-Effective Amendment No. 9 to Registration Statement No. 33-57731 is incorporated by reference.

5. Form of Application for American Partners Life Variable Annuity (form 32025), filed electronically as Exhibit 5.1 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-57731 is incorporated herein by reference.

6.1 Articles of Amendment and Restatement of National Pension Life Insurance Company dated February 18, 1994, filed as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-57731 is incorporated herein by reference.

6.2      Amended and  Restated  By-Laws of  American  Partners  Life,  filed as
         Exhibit  6.2  to  Registrant's  Initial  Registration   Statement  No.
         33-57731 is incorporated herein by reference.

6.3 Amendments to the By-Laws of American Partners Life Insurance Company adopted as of 9/19/02 filed electronically as Exhibit 6.3 to Post-Effective Amendment No. 9 to Registration Statement No. 33-57731 is incorporated by reference.

7.       Not applicable.

8.1 Participation Agreement among INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and American Partners Life Insurance Company, dated Oct. 31, 1995, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-57731 is incorporated herein by reference.

8.2 Fund Participation Agreement, dated Dec. 19, 1995 by and among American Partners Life Insurance Company, TCI Portfolios, Inc. and Investors Research Corporation, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-57731 is incorporated herein by reference.

8.3 Fund Participation Agreement, dated Jan. 23, 1996 between JANUS ASPEN SERIES and American Partners Life Insurance Company, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-57731 is incorporated herein by reference.

8.4 Participation Agreement dated March 1, 1996 by and among American Partners Life Insurance Company and Warburg Pincus Trust and Warburg, Pincus Counsellors, Inc. and Counsellors Securities Inc., filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 33-57731 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.      Consent of Independent Auditors is filed electronically herewith.

11.      None.

12.      Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed as Exhibit 13 to Registrant's Initial Registration Statement No. 33-57731 is incorporated herein by reference.

14.      Power of Attorney to sign  Amendments  to this  Registration  Statement
         dated  April  25,  2001,  filed   electronically as Exhibit 14 to
         Post-Effective Amendment No. 7 to Registration Statement No. 33-57731 on April 27, 2001, is incorporated herein by reference.

15. Power of Attorney to sign Amendments to this Registration Statement dated April 9, 2002, filed electronically as Exhibit 15 to Post-Effective Amendment No. 8 to Registration Statement No. 33-57731 on or about April 30, 2002, is incorporated herein by reference.

16. Power of Attorney to sign Amendments to this Registration Statement dated April 15, 2004, is filed electronically herewith.


Item 25. Directors and Officers of the Depositor (American Partners Life Insurance Company)

Name                                  Principal Business Address*        Positions and Offices with
                                                                         Depositor
------------------------------------- ---------------------------------- ------------------------------------

Gumer C. Alvero                                                          Director and President

Timothy V. Bechtold                                                      Director and Vice President - Insurance Products

Arthur H. Berman                                                         Director, Vice President - Finance

Walter S. Berman                                                         Vice President and Treasurer

Lorraine R. Hart                                                         Vice President - Investments

Michelle M. Keeley                                                       Vice President - Investments

Bruce A. Kohn                                                            Vice President, Group Counsel and
                                                                         Assistant Secretary

Christopher J. Kopka                                                     Money Laundering Prevention Officer

Eric L. Marhoun                                                          Vice President, Group Counsel
                                                                         and Secretary

Jeryl A. Millner                                                         Vice President and Controller


Mary Ellyn Minenko                                                       Vice President, Group Counsel and
                                                                         Assistant Secretary

Thomas W. Murphy                                                         Vice President - Investments

Roger Natarajan                                                          Director

Teresa J. Rasmussen                                                      Vice President, General
                                                                         Counsel

Mark E. Schwarzmann                                                      Director, Chairman of the Board
                                                                         and Chief Executive Officer

* Unless otherwise noted, the principal business address is: 1751 AXP Financial Center, Minneapolis, MN 55474.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage, LLC                                                 Delaware
     Advisory Quantitive Equity (General Partner) LLC                                   Delaware
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Bank, FSB                                                         Federal
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency                                Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     Boston Equity General Partner LLC                                                  Delaware
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah, Inc.                                                 Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Investors Syndicate Development Corporation - NV                                   Nevada
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware
     Realty Assets, Inc.                                                                Nebraska
     Securities America Financial Corporation                                           Nebraska
     Securities America Inc.                                                            Delaware
     Securities America Advisors, Inc.                                                  Nebraska

Item 27. Number of Contract owners

         As of March 31, 2004, there were 29 contract owners of qualified contracts and 1,067 contract owners of non-qualified contracts.

Item 28. Indemnification

The amended By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

     Items 29(a) and 29(b)

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California  Tax-Exempt  Trust;  AXP Dimensions  Series,  Inc.; AXP
          Discovery  Series,  Inc.;  AXP Equity  Series,  Inc.; AXP Fixed Income
          Series,  Inc.; AXP Global Series,  Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield  Tax-Exempt  Series,  Inc.;  AXP Income  Series,  Inc.; AXP
          International  Series,  Inc.; AXP Investment Series, Inc.; AXP Managed
          Series,  Inc.;  AXP Market  Advantage  Series,  Inc.; AXP Money Market
          Series,  Inc.; AXP Partners Series,  Inc.; AXP Partners  International
          Series,  Inc.; AXP Progressive Series,  Inc.; AXP Sector Series, Inc.;
          AXP Selected Series,  Inc.; AXP Special  Tax-Exempt  Series Trust; AXP
          Stock Series,  Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust;  Income Trust;  Tax-Free  Income Trust;  World Trust;  American
          Express Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with
         Business Address*                              Underwriter

         Gumer C. Alvero                                Vice President - General
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -
                                                        Retirement Services and
                                                        Asset Management Group

         John M. Baker                                  Vice President - Chief
                                                        Client Service Officer

         Dudley Barksdale                               Vice President - Service
                                                        Development

         Timothy V. Bechtold                            Vice President -
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President and Chief
                                                        Financial Officer

         Walter S. Berman                               Senior Vice President

         Robert C. Bloomer                              Vice President - Technologies III

         Leslie H. Bodell                               Vice President - Technologies I

         Rob Bohli                                      Group Vice President -
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -
         61 South Paramus Road                          New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ  07652

         Bruce J. Bordelon                              Group Vice President -
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Randy L. Boser                                 Vice President - Mutual Fund
                                                        Business Development

         Kenneth J. Ciak                                Vice President and
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Martin T. Cole                                 Group Vice President - Southwest

         Paul A. Connolly                               Vice President - RL HR/US Retail

         James M. Cracchiolo                            Director, Chairman of the Board
                                                        and Chief Executive Officer

         Colleen Curran                                 Vice President and
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President - Employee
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Paul James Dolan                               Vice President - CAO Product Sales

         Kenneth Dykman                                 Group Vice President -
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         William V. Elliot                              Vice President - Financial
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace
                                                        Education and Planning Services

         Gordon M. Fines                                Vice President - Senior
                                                        Portfolio Manager I

         Giunero Floro                                  Vice President - Creative
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage
                                                        Clearing Operations

         Jeffrey P. Fox                                 Vice President - Investment
                                                        Accounting

         Barbara H. Fraser                              Executive Vice President -
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President - CAO - AEFA
                                                        Investment Management

         Gary W. Gassmann                               Group Vice President -
         2677 Central Park Boulevard                    Detroit Metro
         Suite 350
         Southfield, MN  48076

         John C. Greiber                                Group Vice President -
                                                        Minnesota/Iowa

         Steven Guida                                   Vice President -
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President - Fixed Income
                                                        Investments Administration
                                                        Officer

         Janis K. Heaney                                Vice President -
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President -
         Suite 150                                      Advisor Group
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                                   Group Vice President -
         655 Metro Place South                          Ohio Valley
         Suite 570
         Dublin, OH  43017

         David X. Hockenberry                           Group Vice President -
         830 Crescent Centre Drive                      Mid South
         Suite 490
         Franklin, TN  37067-7217

         Carol A. Holton                                Vice President - Third
                                                        Party Distribution

         Debra A. Hutchinson                            Vice President - Technologies I

         Diana R. Iannarone                             Group Vice President -
         3030 N.W. Expressway                           Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -
         6000 Freedom Square Drive                      Steel Cities
         Suite 300
         Cleveland, OH  44131

         James M. Jensen                                Vice President -
                                                        Compensation and Licensing
                                                        Services

         Jody M. Johnson                                Group Vice President -
                                                        Twin Cities Metro

         Nancy Jones                                    Vice President - Advisor
                                                        Marketing

         William A. Jones                               Vice President - Technologies III

         John C. Junek                                  Senior Vice President and
                                                        General Counsel

         Ora J. Kaine                                   Vice President -
                                                        Retail Distribution Services

         Michelle M. Keeley                             Senior Vice President -
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -
         Suite 250                                      Northern Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Strategic
                                                        Initiatives

         Christopher J. Kopka                           Money Laundering Prevention
                                                        Officer

         Mitre Kutanovski                               Group Vice President -
         125 South Wacker Drive                         Chicago Metro
         Suite 1550
         Chicago, IL  60606

         Lori J. Larson                                 Vice President - Advisor
                                                        Field Force Growth and
                                                        Retention

         Daniel E. Laufenberg                           Vice President and Chief
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - General
                                                        Manager Platinum Financial
                                                        Services

         Catherine M. Libbe                             Vice President - Marketing
                                                        & Product Services

         Diane D. Lyngstad                              Vice President - Comp and
                                                        Licensing Services

         Thomas A. Mahowald                             Vice President and Director of
                                                        Equity Research

         Timothy J. Masek                               Vice President -
                                                        Fixed Income Research

         Mark T. McGannon                               Vice President and General
                                                        Manager - Products Sales

         Brian J. McGrane                               Vice President - LFO Finance

         Dean O. McGill                                 Group Vice President -
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Managed and
                                                        Brokerage Products

         Timothy S. Meehan                              Secretary

         Penny Meier                                    Vice President - Business
                                                        Transformation/Six Sigma

         Paula R. Meyer                                 Senior Vice President and
                                                        General Manager - Mutual Funds

         Holly Morris                                   Senior Vice President -
                                                        Technologies

         Rebecca Nash                                   Vice President - Service
                                                        Operations

         Roger Natarnjan                                Vice President - Finance

         Thomas V. Nicolosi                             Group Vice President -
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -
         Commerce Center One                            Southern New England
         333 East River
         Hartford, CT  06108-4200

         Francois B. Odouard                            Vice President - Brokerage

         Michael J. O'Keefe                             Vice President -
                                                        Advisory Business Systems

         Kristi L. Petersen                             Vice President - ONE Account
                                                        and Cash

         John G. Poole                                  Group Vice President -
         14755 North Outer Forty Road                   Gateway/Springfield
         Suite 500
         Chesterfield, MO  63017

         Larry M. Post                                  Group Vice President -
         2 Constitution Plaza                           New England
         Charlestown, MA  02129

         Teresa J. Rasmussen                            Vice President and
                                                        Assistant General Counsel


         Michael J. Rearden                             Group Vice President -
                                                        Southern Florida

         Ralph D. Richardson III                        Group Vice President -
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         ReBecca K. Roloff                              Senior Vice President -
                                                        GFS

         Maximillian G. Roth                            Group Vice President -
         1400 Lombardi Avenue                           Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI  54304

         Russell L. Scalfano                            Group Vice President -
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Strategy
                                                        and Planning

         Mark E. Schwarzmann                            Senior Vice President -
                                                        Insurance and Annuities

         Gary A. Scott                                  Vice President - Client
                                                        Acquisition Marketing  and
                                                        Services

         Jacqueline M. Sinjem                           Vice President - Plan
                                                        Sponsor Services

         Albert L. Soule                                Group Vice President -
         6925 Union Park Center                         Western Frontier
         Suite 200
         Midvale, UT  84047

         Bridget Sperl                                  Senior Vice President -
                                                        Client Service Organization

         Paul J. Stanislaw                              Group Vice President -
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92614

         Lisa A. Steffes                                Vice President -
                                                        Marketing Officer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller
                                                        and Treasurer

         Caroline Stockdale-Boon                        Senior Vice President -
                                                        Human Resources

         Jeffrey J. Stremcha                            Vice President - Technologies I

         John T. Sweeney                                Vice President - Lead Financial
                                                        Officer, Products Group

         Joe Sweeney                                    Senior Vice President,
                                                        General Manager - U.S. Brokerage
                                                        and Membership Banking

         Craig P. Taucher                               Group Vice President -
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -
         188 106th Avenue NE                            Pacific Northwest
         Suite 640
         Bellevue, WA  98004-5902

         William F. "Ted" Truscott                      Senior Vice President -
                                                        Chief Investment Officer

         George F. Tsafaridis                           Vice President - Quality &
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Ramanathan Venkatabamanan                      Vice President - Technologies III

         Peter S. Velardi                               Senior Vice President -
                                                        Field Management

         Andrew O. Washburn                             Vice President -
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and
                                                        Chief Compliance Officer

         Phil Wentzel                                   Vice President - Finance

         Jeffrey A. Williams                            Senior Vice President -
                                                        Cross-Sell/Strategic
                                                        Management

         William J. Williams                            Senior Vice President -
                                                        Field Management

         Dianne L. Wilson                               Vice President - Insurance
                                                        Operations

         Gayle W. Winfree                               Group Vice President -
                                                        Delta States

         Michael D. Wolf                                Vice President - Equity Senior
                                                        Portfolio Manager

         Abraham L. Wons                                Vice President - Investments Risk
                                                        Management

         Michael R. Woodward                            Senior Vice President -
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020


* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.


Item 29(c)

                        Net Underwriting
Name of Principal       Discounts and         Compensation on      Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation
-----------------       ----------------      ---------------      -----------           ------------

American Express        None                  None                 None                  None
Financial Advisors
Inc.


Item 30. Location of Accounts and Records

                  American Partners Life Insurance Company
                  1751 AXP Financial Center
                  Minneapolis, MN 55474

Item 31. Management Services

                  Not Applicable

Item 32. Undertakings

     (a) (b) & (c)  These   undertakings   were  filed  with  the   Registrant's
                    Pre-Effective Amendment No. 1, File No. 33-57731.

     (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Partners Life Insurance Company, on behalf of the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 28th day of April, 2004.

                                    APL VARIABLE ANNUITY ACCOUNT 1
                                    ------------------------------
                                            (Registrant)

                                    By American Partners Life Insurance Company
                                    -------------------------------------------
                                            (Sponsor)

                                    By /s/  Gumer C. Alvero*
                                    -------------------------------------------
                                            Gumer C. Alvero
                                            President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2004.


Signature                                     Title

/s/  Gumer C. Alvero*                         Director and President
--------------------------
     Gumer C. Alvero


/s/  Timothy V. Bechtold*                     Director and Vice President -
--------------------------                    Insurance Products
     Timothy V. Bechtold


/s/  Arthur H. Berman*                        Director and Vice President -
----------------------------                  Finance
     Arthur H. Berman                         (Principal Financial Officer)


/s/  Jeryl A. Millner*                        Vice President and Controller
-------------------------                     (Principal Accounting Officer)
     Jeryl A. Millner


/s/  Roger Natarajan*                         Director
----------------------------
     Roger Natarajan


/s/  Mark E. Schwarzmann*                     Chairman of the Board of Directors
----------------------------                  and Chief Executive Officer
     Mark E. Schwarzmann                      (Chief Executive Officer)


* Signed pursuant to Power of Attorney dated April 15, 2004, filed electronically herewith as Exhibit 16 to Registrant's Post-Effective Amendment No. 10.





By: /s/ Mary Ellyn Minenko
    --------------------------
        Mary Ellyn Minenko
        Counsel

                 CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 10
                     TO REGISTRATION STATEMENT NO. 33-57731

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements.

Part C.

         Other Information.

         The signatures.

Exhibits.